TABLE OF CONTENTS
                                                                                                                        Page
                  Letters to Shareholders.........................................................................         4
                  Statements of Investments:
                       Dreyfus Cash Management....................................................................         8
                       Dreyfus Cash Management Plus, Inc..........................................................        11
                       Dreyfus Government Cash Management.........................................................        14
                       Dreyfus Municipal Cash Management Plus.....................................................        16
                       Dreyfus New York Municipal Cash Management.................................................        18
                       Dreyfus Tax Exexmpt Cash Management........................................................        20
                       Dreyfus Treasury Cash Management...........................................................        25
                       Dreyfus Treasury Prime Cash Management.....................................................        27
                  Statements of Assets and Liabilities............................................................        29
                  Statements of Operations........................................................................        30
                  Statements of Changes in Net Assets.............................................................        31
                  Financial Highlights............................................................................        35
                  Notes to Financial Statements...................................................................        39

DREYFUS CASH MANAGEMENT FUNDS
JOINT LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with the semi-annual reports for Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Treasury Cash Management and Dreyfus Treasury Prime Cash Management, each for the six-month period ended July 31, 1997. The report for each of these Dreyfus Cash Management Funds has been consolidated into this single document.
Economic Review
    The latest government data continued to show the U.S. economy growing at a somewhat decelerated pace, with real Gross Domestic Product (GDP) falling to approximately 2.2% during the April-to-June quarter. In June, stronger chain store activity was balanced by tumbling vehicle sales, while the big three car makers sweetened sales incentive plans, signaling a belief that demand will remain on the soft side through the summer. In fact, consumer spending has been weak since the spring, expanding at just 0.8% in the second quarter. Nonetheless, many economists expect growth to pick up again, pointing to brisk capital outlays by businesses and a combination of low interest rates, high consumer confidence, steady job gains, huge wealth creation, and rising disposable income that should soon jump-start consumer spending.
    Meanwhile, the economy's strength continues to be complemented by a virtual lack of inflation. With consumer prices rising just 1.4% during the second quarter, inflation is running at its lowest pace in 34 years. Moreover, U.S. producer prices fell a record seventh consecutive month in July, and falling gold and oil prices have supported the view that inflation is also subdued globally. As expected, the Federal Reserve Board's Open Market Committee (FOMC) left interest rates alone at its July meeting, while Fed Chairman Alan Greenspan all but ruled out a move to tighten monetary policy anytime soon at his semi-annual testimony before the Senate on July
23. In the money market, short-term rates remained within a trading range as market participants deemed a Fed move in August unlikely.
The Money Market
    Two factors dominated the money market in the past six months - the outlook for the economy and the course of interest rates. For most of the period, both performance of the economy and future expectations were very positive. Solid growth continued, with little inflation evident in either prices or wages. However, the Federal Reserve Board Open Market Committee, which sets interest rate targets, became concerned about inflationary pressures, particularly as reflected in the securities markets. This led the Fed to raise interest rates modestly in March.
    Whether due to the Fed's preventive action or not, interest rates simmered down in the ensuing four months, as the economy appeared headed for a slowdown. Signs of potential excessive strength did not roil the market until early August, when the money market once again began anticipating higher interest rates.
Portfolio Strategy
    To deal with the environment that prevailed until July 31, 1997, we stayed with our current strategy for each Fund of maintaining slightly longer average maturities than the industry average relevant to each Fund. The rationale for this strategy was to seek competitive yields for our investors, and over the reporting period, this approach was successful. We remain vigilant, however, for any signs of underlying change in the economic and market environment. You may rest assured that, as we go forward, portfolio strategy for each Fund will be adapted to prevailing market conditions in working to bring you competitive yields.
    As each Fund enters the second half of its fiscal year, we would like to take this opportunity to thank you for the confidence you have shown in the Dreyfus organization.
                                              Sincerely,

                                      [Patricia A. Larkin signature logo]

                                              Patricia A. Larkin
                                              Senior Portfolio Manager
August 18, 1997
New York, N.Y.


#

PERFORMANCE
    We are pleased to report the performance for each Dreyfus Cash Management
Fund listed below for the six-month reporting period ended July 31, 1997, as shown in the following chart.
                                                                                                                ANNUALIZED
                                                                                       ANNUALIZED YIELD     EFFECTIVE YIELD*
                                                                                       --------------          -------------
DREYFUS CASH MANAGEMENT
  Institutional Shares..................................................                     5.37%                      5.51%
  Investor Shares.......................................................                     5.12%                      5.24%
  Administrative Shares.................................................                     5.27%                      5.40%
  Participant Shares....................................................                     4.97%                      5.08%
DREYFUS CASH MANAGEMENT PLUS
  Institutional Shares..................................................                     5.45%                      5.59%
  Investor Shares.......................................................                     5.20%                      5.33%
  Administrative Shares.................................................                     5.36%                      5.49%
  Participant Shares....................................................                     5.06%                      5.18%
DREYFUS GOVERNMENT CASH MANAGEMENT
  Institutional Shares..................................................                     5.36%                      5.49%
  Investor Shares.......................................................                     5.10%                      5.22%
  Administrative Shares.................................................                     5.26%                      5.39%
  Participant Shares....................................................                     4.96%                      5.08%
DREYFUS TREASURY CASH MANAGEMENT
  Institutional Shares..................................................                     5.23%                      5.36%
  Investor Shares.......................................................                     4.98%                      5.10%
  Administrative Shares.................................................                     5.13%                      5.25%
  Participant Shares....................................................                     4.83%                      4.93%
DREYFUS TREASURY PRIME CASH MANAGEMENT
  Institutional Shares..................................................                     5.16%                      5.28%
  Investor Shares.......................................................                     4.91%                      5.02%
  Administrative Shares.................................................                     5.06%                      5.18%
  Participant Shares....................................................                     4.75%                      4.86%
*Annualized effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.

#
DREYFUS CASH MANAGEMENT FUNDS
JOINT LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with the semi-annual reports for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management, each for the six-month period ended July 31, 1997. The report for each of these Dreyfus Cash Management Funds has been consolidated into this single document.
ECONOMIC REVIEW
    The latest government data continued to show the U.S. economy growing at a somewhat decelerated pace, with real Gross Domestic Product (GDP) falling to approximately 2.2% during the April-to-June quarter. In June, stronger chain store activity was balanced by tumbling vehicle sales, while the big three car makers sweetened sales incentive plans, signaling a belief that demand will remain on the soft side through the summer. In fact, consumer spending has been weak since the spring, expanding at just 0.8% in the second quarter. Nonetheless, many economists expect growth to pick up again, pointing to brisk capital outlays by businesses and a combination of low interest rates, high consumer confidence, steady job gains, huge wealth creation, and rising disposable income that should soon jump-start consumer spending.
    Meanwhile, the economy's strength continues to be complemented by a virtual lack of inflation. With consumer prices rising just 1.4% during the second quarter, inflation is running at its lowest pace in 34 years. Moreover, U.S. producer prices fell a record seventh consecutive month in July, and falling gold and oil prices have supported the view that inflation is also subdued globally. As expected, the Federal Reserve Board's Open Market Committee (FOMC) left interest rates alone at its July meeting, while Fed Chairman Alan Greenspan all but ruled out a move to tighten monetary policy anytime soon at his semi-annual testimony before the Senate on July
23. In the money market, short-term rates remained within a trading range as market participants deemed a Fed move in August unlikely.
MARKET ENVIRONMENT/PORTFOLIO ACTIVITY
    Each year, as summer approaches, the short-term municipal market experiences volatility that is reflective of the changing patterns of supply and demand conditions during the period. These market "technicals" require adjustments to portfolio strategy in anticipation of conditions such as an increase in available securities due to fund redemptions (April tax season), a dearth of supply of high quality issues (end of June maturities), and substantial new money market issuance (mid-July financings). Our portfolio adjustments attempt to structure each Fund in such a way as to take advantage of these changing conditions in an effort to enhance each Fund's return while maintaining our commitment to high quality holdings.
    In response to the changes we anticipated in both cash flow and supply conditions, we began preparations in early June for extending the average maturities for each Fund. By creating a calendar of upcoming new issues (both general market names and New York-exempt issues) and by subjecting each new issue to rigorous in-house credit review, we were positioned to take advantage of those notes which we believed would be attractive holdings for each Fund. With the exception of New York Municipal Cash Management, where the lack of supply of suitable New York paper restrained the maturity extension to some degree, we committed to high quality issues that lengthened the Fund's average maturity to the 60-day-plus range. We expect to continue to purchase notes selectively in the coming months in seeking to maximize each Fund's current yield. As we endeavor to accomplish this, we will continue to commit to those issues which meet our high quality investment guidelines and which provide the appropriate level of liquidity for each Fund's needs. In Municipal Cash Management Plus, our higher commitment to issues subject to the Alternative Minimum Tax (AMT) is designed to further enhance the Fund's return. Additionally, in all three Funds, we will monitor any conditions which affect our marketplace and adjust our investment policy where necessary to pursue competitive returns.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in each Fund and in The Dreyfus Corporation.

                           Very truly yours,

                           [Richard J. Moynihan signature logo]

                                   Richard J. Moynihan
                                   Director, Municipal Portfolio Management
                                   The Dreyfus Corporation
August 18, 1997
New York, N.Y.

#

PERFORMANCE
    We are pleased to report the performance for each Dreyfus Cash Management
Fund listed below for the six-month reporting period ended July 31, 1997, as shown in the following chart.
                                                                                                                    ANNUALIZED
                                                                                       ANNUALIZED YIELD          EFFECTIVE YIELD*
                                                                                       --------------               -------------
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
  Institutional Shares..................................................                     3.50%                      3.56%
  Investor Shares.......................................................                     3.25%                      3.30%
  Administrative Shares.................................................                     3.40%                      3.45%
  Participant Shares....................................................                     3.10%                      3.14%
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
  Institutional Shares..................................................                     3.39%                      3.45%
  Investor Shares.......................................................                     3.14%                      3.19%
  Administrative Shares.................................................                     3.29%                      3.34%
  Participant Shares....................................................                     2.99%                      3.04%
DREYFUS TAX EXEMPT CASH MANAGEMENT
  Institutional Shares..................................................                     3.42%                      3.48%
  Investor Shares.......................................................                     3.17%                      3.22%
  Administrative Shares.................................................                     3.32%                      3.38%
  Participant Shares....................................................                     3.02%                      3.07%
*Annualized effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.


#
DREYFUS CASH MANAGEMENT
STATEMENT OF INVESTMENTS                                                                              JULY 31, 1997 (UNAUDITED)
                                                                                                  Principal
Negotiable Bank Certificates of Deposit-11.3%                                                       Amount            Value
                                                                                                    -------          -------
Bankers Trust Co.
  6.06%,5/12/98.........................................................                   $     10,000,000   $   10,004,271
Bankers Trust New York Corp.
  6.06%,7/7/97..........................................................                         50,000,000       49,973,307
Chase Manhattan Bank (USA)
  5.54%,8/11/97.........................................................                         50,000,000       50,000,000
Harris Trust and Savings Bank
  5.55%,8/7/97-9/17/97..................................................                        135,000,000      135,000,000
Morgan Guaranty Trust Co.
  5.51%-6%,9/18/97-4/17/98..............................................                         58,000,000       58,061,336
Morgan Guaranty Trust Co.(London)
  5.53%,9/2/97..........................................................                         40,000,000       40,000,353
Regions Bank
  5.60%,11/25/97........................................................                         50,000,000       50,000,000
                                                                                                                     -------
TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
  (cost $393,039,267)                                                                                        $   393,039,267
                                                                                                                     =======
Bankers' Acceptances-1.3%
Wachovia Bank, N.A.
  5.72%,10/6/97
  (cost $44,570,165)....................................................                   $     45,033,333  $    44,570,165
                                                                                                                     =======
Commercial Paper-52.3%
Abbey National North America
  5.42%-5.66%,8/12/97-2/2/98............................................                    $   130,000,000  $   128,870,514
ABN-Amro North American Finance Inc.
  5.88%,10/15/97........................................................                        100,000,000       98,810,417
Asset Securitization Cooperative Corp.
  5.66%-5.71%,8/4/97-9/25/97............................................                        165,000,000      164,232,025
Bankers Trust New York Corp.
  5.44%,8/12/97.........................................................                         13,053,000       13,031,861
BHF Finance (DE) Inc.
  5.65%,1/12/98.........................................................                         15,000,000       14,623,483
Canadian Imperial Holdings Inc.
  5.51-5.54%,8/4/97-8/22/97.............................................                        125,000,000      124,668,849
Ciesco L.P.
  5.60%,8/5/97..........................................................                         50,000,000       49,969,167
Credit Suisse First Boston Inc.
  5.85%,11/21/97........................................................                         25,000,000       24,558,222
Den Danske Corp. Inc.
  5.41%,8/25/97.........................................................                         50,000,000       49,824,333
Dresdner U.S. Finance Inc.
  5.40%,8/25/97.........................................................                         25,000,000       24,912,500
Ford Motor Credit Co.
  5.57%,10/21/97........................................................                         50,000,000       49,382,375
General Electric Capital Corp.
  5.56%-5.99%,9/15/97-2/24/98...........................................                        135,000,000      132,542,217
General Electric Capital Services Inc.
  5.67%-5.99%,10/16/97-2/27/98..........................................                        170,000,000      166,740,406
Goldman Sachs Group L.P.
  5.61-5.87%,8/4/97-11/6/97.............................................                        165,000,000      164,127,667
Merrill Lynch & Co. Inc.
  5.57%-5.71%,9/16/97-1/12/98...........................................                         75,000,000       74,288,700

#
DREYFUS CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                             JULY 31, 1997 (UNAUDITED)
                                                                                                   Principal
Commercial Paper (continued)                                                                         Amount           Value
                                                                                                    -------          -------
Morgan (J.P) & Co. Inc.
  5.66%,10/29/97........................................................                   $     80,000,000   $   78,900,355
National Australia Funding (DE) Inc.
  5.53%,8/13/97.........................................................                         60,000,000       59,890,000
Nordbanken NA Inc.
  5.54%,8/7/97..........................................................                         40,000,000       39,963,200
Societe Generale N.A. Inc.
  5.57%-5.66%,9/10/97-1/20/98...........................................                        155,000,000      152,872,970
Toronto-Dominion Holdings USA Inc.
  5.40%-5.65%,8/22/97-10/1/97...........................................                        150,000,000      148,902,777
Vereinsbank Finance (Delaware) Inc.
  5.53%,8/14/97.........................................................                         50,000,000       49,900,694
                                                                                                                     -------
TOTAL COMMERCIAL PAPER
  (cost $1,811,012,732).................................................                                      $1,811,012,732
                                                                                                                     =======
Corporate Notes-9.3%
Bear Stearns Companies Inc.
  5.70%,1/28/98(a)......................................................                   $     75,000,000   $   75,000,000
Comerica Bank
  5.68%,2/17/98(a)......................................................                         25,000,000       25,000,000
IBM Finance Corp.
  5.75%,1/28/98.........................................................                         50,000,000       49,972,155
Key Bank
  5.67%,2/18/98(a)......................................................                         23,000,000       22,993,876
Merrill Lynch & Co.Inc.
  5.68%,5/26/98(a)......................................................                        100,000,000      100,000,000
PNC Bank N.A.
  5.61%-5.69%,2/13/98-4/24/98 (a).......................................                         50,000,000       49,986,725
                                                                                                                     -------
TOTAL CORPORATE NOTES
  (cost $322,952,755)...................................................                                     $   322,952,756
                                                                                                                     =======
Short-Term Bank Notes-17.2%
Bank of America, Illinois
  5.52%-5.58%,8/18/97-11/19/97..........................................                    $   100,000,000  $    99,992,770
Bankers Trust Co.
  5.74%,4/3/98 (a)......................................................                         80,000,000       79,979,053
Comerica Bank
  5.71%,4/17/98 (a).....................................................                         23,000,000       22,992,123
Fifth Third Bank
  5.70%,8/5/97..........................................................                         25,000,000       25,000,000
Harris Trust and Savings Bank
  5.53%,8/8/97..........................................................                         40,000,000       40,000,000
Nationsbank N.A.
  5.65%-5.67%,9/5/97-9/12/97............................................                        150,000,000      150,000,000
PNC Bank N.A.
  6.15%,5/28/98.........................................................                         50,000,000       49,958,719
Wachovia Bank of North Carolina
  5.53%-5.75%,8/11/97-9/18/97...........................................                        130,000,000      130,000,392
                                                                                                                     -------
TOTAL SHORT-TERM BANK NOTES
  (cost $597,923,057)...................................................                                     $   597,923,057
                                                                                                                     =======

#
DREYFUS CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                                JULY 31, 1997 (UNAUDITED)
                                                                                                  Principal
U.S. Government Agencies-6.3%                                                                       Amount            Value
                                                                                                    -------          -------
Federal Farm Credit Banks, Floating Rate Notes
  5.67%,8/8/97 (a)......................................................                   $     75,000,000  $    74,998,608
Federal National Mortgage Association,
Floating Rate Notes
  5.84%-6.00%,8/1/97-5/14/98 (a)........................................                        142,000,000      142,092,463
                                                                                                                     -------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $217,091,071)...................................................                                     $   217,091,071
                                                                                                                     =======
Time Deposit-1.9%
  Republic National Bank of New York (London)
  5.81%,8/1/97
  (cost $65,314,000)....................................................                   $     65,314,000   $   65,314,000
                                                                                                                     =======
TOTAL INVESTMENTS
  (cost $3,451,903,048).................................................                    99.6%             $3,451,903,048
                                                                                              ===                    =======
CASH AND RECEIVABLES (NET)..............................................                      .4%            $    12,353,034
                                                                                              ===                    =======
NET ASSETS..............................................................                   100.0%             $3,464,256,082
                                                                                              ===                    =======
Note to Statement of Investments:
(a)    Variable interest rate-subject to periodic change.
SEE NOTES TO FINANCIAL STATEMENTS.

#
DREYFUS CASH MANAGEMENT PLUS, INC.
STATEMENT OF INVESTMENTS                                                                               JULY 31, 1997 (UNAUDITED)
                                                                                                   Principal
Negotiable Bank Certificates of Deposit-43.9%                                                        Amount          Value
                                                                                                    -------          -------
Abbey National PLC (London)
  5.60%, 10/15/97.......................................................                   $     65,000,000  $    65,001,335
Bankers Trust Co.
  5.68%-5.80%, 1/9/98-2/19/98...........................................                        150,000,000      149,948,543
Bank of Tokyo-Mitsubishi, Ltd. (London)
  5.89%, 12/11/97.......................................................                        100,000,000      100,003,560
Bank of Tokyo-Mitsubishi, Ltd. (Yankee)
  5.82%-5.91%, 12/10/97-4/27/98.........................................                        225,000,000      224,997,766
Barclays Bank PLC (Yankee)
  5.67%, 2/20/98........................................................                         30,000,000       29,991,933
Bayerische Hypotheken-und Wechsel-Bank AG (London)
  5.78%, 1/9/98.........................................................                         50,000,000       50,005,553
Caisse Nationale de Credit Agricole (Yankee)
  5.75%, 12/8/97........................................................                         50,000,000       50,000,000
Dai-Ichi Kangyo Bank Ltd. (Yankee)
  5.78%-6.03%, 8/5/97-3/16/98...........................................                        186,000,000      186,016,949
Dresdner Bank AG (Yankee)
  5.84%, 3/13/98........................................................                         40,000,000       40,008,070
Fuji Bank Ltd. (Yankee)
  5.72%-5.86%, 8/13/97-10/24/97.........................................                        225,000,000      225,000,000
Industrial Bank of Japan Ltd. (Yankee)
  5.79%-6.03%, 10/1/97-1/12/98..........................................                        371,000,000      371,001,146
Landesbank Hessen-Thueringen Girozentrale (Yankee)
  6.03%, 6/30/98........................................................                        150,000,000      149,859,999
Rabobank Nederland N.V. (Yankee)
  6.00%, 3/20/98........................................................                        104,000,000      103,981,128
Sanwa Bank Ltd. (London)
  5.79%-5.90%, 10/3/97-1/7/98...........................................                        185,000,000      185,005,106
Sanwa Bank Ltd. (Yankee)
  5.68%-5.77%, 10/20/97-1/26/98.........................................                         90,000,000       90,002,359
Societe Generale (Yankee)
  5.70%-6.13%, 11/24/97-7/24/98.........................................                        362,500,000      362,447,784
Sumitomo Bank Ltd. (London)
  5.74%-5.78%, 8/26/97-1/26/98..........................................                        195,000,000      195,002,639
Sumitomo Bank Ltd. (Yankee)
  5.75%-5.82%,9/26/97-1/28/98...........................................                        115,000,000      115,000,000
SwedBank (Yankee)
  5.54%-5.61%, 9/11/97-11/14/97.........................................                        190,000,000      190,006,881
Toronto-Dominion Bank (London)
  5.65%-5.70%, 1/26/98-5/5/98...........................................                        230,000,000      230,000,000
                                                                                                                     -------
TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
  (cost $3,113,280,751).................................................                                      $3,113,280,751
                                                                                                                     =======
Bankers' Acceptances-2.0%
Dai-Ichi Kangyo Bank Ltd. (Yankee)
  5.74%-6.00%, 8/6/97-11/24/97..........................................                        134,100,000      132,600,926
Dai-Ichi Kangyo Bank Ltd.
  5.75%, 8/14/97........................................................                         10,000,000        9,979,525
                                                                                                                     -------
TOTAL BANKERS' ACCEPTANCES
  (cost $142,580,451)...................................................                                     $   142,580,451
                                                                                                                     =======

#
DREYFUS CASH MANAGEMENT PLUS, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                JULY 31, 1997 (UNAUDITED)
                                                                                                  Principal
Commercial Paper-24.3%                                                                              Amount            Value
                                                                                                    -------          -------
Abbey National North America
  5.43%, 8/11/97........................................................                   $     40,000,000  $    39,941,223
Aetna Services Inc.
  5.55%-5.59%, 8/7/97-9/26/97...........................................                         55,000,000       54,603,917
Bankers Trust New York Corp.
  5.72%, 10/17/97(a)....................................................                        150,000,000      150,000,000
Den Danske Corp. Inc.
  5.45%-5.49%, 8/7/97-8/12/97...........................................                         96,000,000       95,880,823
Fina Oil & Chemical Co.
  5.60%, 10/20/97.......................................................                         15,000,000       14,816,000
General Motors Acceptance Corp.
  5.47%-6.02%, 8/6/97-4/30/98...........................................                        331,300,000      325,395,191
HSBC Americas, Inc.
  5.58%, 9/11/97........................................................                        200,000,000      198,740,388
Lehman Brothers Holdings Inc.
  5.50%-6.00%,8/1/97-12/15/97 (a).......................................                        205,000,000      202,914,739
Merrrill Lynch & Co. Inc.
  5.50%-5.76%, 10/14/97-4/20/98.........................................                        152,000,000      147,868,249
Salomon Inc.
  5.78%-5.92%, 8/4/97-1/6/98............................................                        145,000,000      142,331,474
Santander Finance(DE) Inc.
  5.64%, 1/31/98........................................................                         60,000,000       58,362,150
Sanwa Business Credit Corp.
  5.62%-5.65%, 9/8/97-9/12/97...........................................                         90,000,000       89,438,639
Smith Barney Inc.
  5.55%, 9/9/97.........................................................                         50,000,000       49,702,083
SwedBank Inc.
  5.45%-5.58%, 8/11/97-8/14/97..........................................                        150,000,000      149,738,556
                                                                                                                     -------
TOTAL COMMERCIAL PAPER
  (cost $1,719,733,432).................................................                                      $1,719,733,432
                                                                                                                     =======
Corporate Notes-18.8%
Abbey National Treasury Services PLC
  5.60%-5.67, 11/21/97-2/12/98..........................................                    $   150,000,000  $   149,984,511
Bear Stearns Companies Inc.
  5.67%-5.83%, 1/13/98-7/10/98 (a)......................................                        345,000,000      345,000,000
First National Bank of Boston
  5.72%, 4/14/98........................................................                         40,000,000       40,000,000
General Motors Acceptance Corp.
  5.65%, 10/8/97........................................................                         30,000,000       30,001,016
Lehman Brothers Holdings Inc.
  5.53%-5.77%, 8/29/97-3/6/98...........................................                        109,190,000      109,207,815
Merrill Lynch & Co. Inc.
  5.70%, 10/27/97-2/17/98 (a)...........................................                        190,000,000      189,982,290
Paine Webber Group Inc.
  5.79%-5.90%, 1/8/98-6/5/98 (a)........................................                        100,000,000      100,000,000
PNC Bank N.A.
  5.68%, 2/24/98........................................................                        200,000,000      199,931,084
Salomon Inc.
  5.84%-5.89%, 11/10/97-8/3/98 (a)......................................                        170,000,000      170,000,000
                                                                                                                     -------
TOTAL CORPORATE NOTES
  (cost $1,334,106,716).................................................                                      $1,334,106,716
                                                                                                                     =======

#
DREYFUS CASH MANAGEMENT PLUS, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                               JULY 31, 1997 (UNAUDITED)
                                                                                                    Principal
Promissory Notes-5.2%                                                                               Amount            Value
                                                                                                    -------          -------
Goldman Sachs Group L.P.
  5.60%-5.78%, 8/11/97-11/03/97 (b,c)
  (cost $370,000,000)...................................................                    $   370,000,000  $   370,000,000
                                                                                                                     =======
Short-Term Bank Notes-2.3%
Abbey National Treasury Services
  5.60%, 11/21/97.......................................................                   $     44,000,000   $   43,977,690
Bank of America Illinois
  5.58%, 11/19/97.......................................................                         75,000,000       74,989,155
LaSalle National Bank
  5.70%, 12/22/97.......................................................                         40,000,000       40,000,000
                                                                                                                     -------
TOTAL SHORT-TERM BANK NOTES
  (cost $158,966,845)...................................................                                     $   158,966,845
                                                                                                                     =======
U.S. Government Agencies-5.6%
Federal Farm Credit Banks,
  Consolidated Systemwide Medium Term Notes
  5.59%, 1/30/98 (a)....................................................                   $     50,000,000   $   49,985,900
Federal National Mortgage Association,
  Floating Rate Notes
  5.60%-5.70%, 8/25/97-6/19/98 (a)......................................                        348,000,000      347,950,775
                                                                                                                     -------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $397,936,675)...................................................                                     $   397,936,675
                                                                                                                     =======
Time Deposits-.2%
Republic National Bank of New York
  5.81%, 8/1/97
  (cost $14,152,000)....................................................                   $     14,152,000   $   14,152,000
                                                                                                                     =======
TOTAL INVESTMENTS
  (cost $7,250,756,870).................................................     102.3%                           $7,250,756,870
                                                                                ===                                  =======
LIABILITIES, LESS CASH AND RECEIVABLES..................................      (2.3%)                         $  (159,728,610)
                                                                                ===                                  =======
NET ASSETS.                                                                  100.0%                           $7,091,028,260
                                                                                ===                                  =======
Notes to Statement of Investments:
(a)    Variable interest rate-subject to periodic change.
(b)    These notes were acquired for investment, not with intent to distribute or sell.
(c)    Securities restricted as to public resale. These securities were acquired from 11/19/96-7/14/97 at a cost of par value. At July 31, 1997, the aggregate value of these securities is  $370 million, representing approximately 5.2% of net assets and are valued at amortized cost.
SEE NOTES TO FINANCIAL STATEMENTS

#

DREYFUS GOVERNMENT CASH MANAGEMENT
STATEMENT OF INVESTMENTS                                                                               JULY 31, 1997 (UNAUDITED)
                                                                 Annualized
                                                                  Yield on
                                                                   Date of                      Principal
U.S. Treasury Bills-5.1%                                          Purchase                       Amount                   Value
                                                                 ----------                   ------------         --------------
  8/21/97......................................................        6.00%               $     50,000,000      $     49,842,361
  10/16/97.....................................................        5.66                      25,000,000            24,717,639
  2/5/98.......................................................        5.52                    190,000,000            184,815,378
                                                                                                                          -------
TOTAL U.S. TREASURY BILLS
  (cost $259,375,378).........................................................                                    $   259,375,378
                                                                                                                          =======
U.S. Treasury Notes-1.0%
  6.50%, 8/15/97
  (cost $50,023,506).............. ............................        5.22%              $     50,000,000       $     50,023,506
                                                                                                                          =======
U.S. Government Agencies-95.0%
Federal Farm Credit Banks, Consolidated Systemwide Discount Notes
  11/26/97.....................................................        5.43%              $     20,000,000       $     19,665,250
  1/12/98......................................................        5.49                     20,000,000             19,523,489
Federal Farm Credit Banks, Consolidated Systemwide Medium Term Notes
  9/15/97......................................................        5.63 (a)                115,000,000            114,993,367
  1/20/98......................................................        6.02 (a)                 25,000,000             24,995,459
  1/30/98......................................................        5.59 (a)                100,000,000             99,971,818
  4/17/98......................................................        5.63 (a)                 67,000,000             66,972,159
  6/19/98......................................................        5.60 (a)                 50,000,000             49,965,912
  7/1/98......................................................         5.60 (a)                 90,000,000             89,935,164
  8/14/98......................................................        5.67 (a)                 50,000,000             49,989,222
  6/18/99......................................................        5.60 (a)                150,000,000            150,000,000
Federal Home Loan Banks, Discount Notes
  8/1/97.......................................................        5.75                    400,000,000            400,000,000
  8/21/97......................................................        5.49                    200,000,000            199,397,776
  8/22/97......................................................        5.35                     40,000,000             39,880,067
  11/14/97.....................................................        5.43                     30,000,000             29,549,375
  11/24/97.....................................................        5.76                     44,000,000             44,000,000
  12/9/97......................................................        5.57                     50,000,000             49,995,548
  1/22/98......................................................        5.60                     50,000,000             49,981,361
  1/28/98......................................................        5.51                     95,000,000             92,454,000
  1/30/98......................................................        5.73                     81,000,000             81,000,000
  2/12/98......................................................        5.72                     15,000,000             15,000,000
  2/27/98......................................................        5.67                     37,485,000             37,485,000
  3/17/98......................................................        5.74                     25,000,000             25,000,000
  4/2/98.......................................................        5.85                     49,000,000             49,000,000
  4/10/98......................................................        6.03                     57,740,000             55,439,674
  4/15/98......................................................        6.04                     12,525,000             12,522,126
  4/17/98......................................................        5.97                     44,735,000             42,919,803
  6/11/98......................................................        5.61                     14,720,000             14,740,102
  6/12/98......................................................        6.03                     47,260,000             47,260,000
  6/16/98......................................................        5.63                     19,005,000             19,014,721
  6/23/98......................................................        5.61                     50,000,000             49,994,773
  6/24/98......................................................        5.99                     50,000,000             49,995,968
  7/30/98......................................................        5.77                     50,000,000             50,000,000
Federal Home Loan Banks, Floating Rate Notes
  1/20/98......................................................        6.06 (a)                 25,000,000             24,973,966
Federal Home Loan Mortgage Corporation, Discount Notes
  3/17/98......................................................        5.76                     50,000,000             49,935,674
  4/8/98.......................................................        5.90                    205,955,000            205,715,349
  4/10/98......................................................        6.04                     10,000,000.             9,601,000
  4/15/98......................................................        5.58                     30,000,000             29,992,598

#
DREYFUS GOVERNMENT CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                                   JULY 31, 1997 (UNAUDITED)
                                                                  Annualized
                                                                   Yield on
                                                                    Date of                       Principal
U.S. Government Agencies (continued)                               Purchase                         Amount                Value
                                                                 ----------                   ------------         --------------
Federal Home Loan Mortgage Corporation, Floating Rate Notes
  4/16/98......................................................        5.63% (a)           $   100,000,000       $     99,965,866
  5/26/98......................................................        5.68 (a)                100,000,000            100,119,000
Federal National Mortgage Association, Discount Notes
  9/12/97......................................................        5.56                     18,840,000             18,723,726
  11/6/97......................................................        5.52                     25,000,000             24,647,701
  1/16/98......................................................        5.51                     29,805,000             29,076,168
  4/15/98......................................................        5.90                     63,000,000             63,009,674
  4/17/98......................................................        5.88                     52,975,000             52,975,784
  5/21/98......................................................        5.86                    100,000,000             99,920,930
  6/10/98......................................................        5.61                     12,250,000             12,259,557
  6/18/98......................................................        5.63                     55,000,000             55,038,787
  7/10/98......................................................        5.60                     200,000,000            199,854,720
  7/31/98......................................................        5.80                     50,000,000             49,941,660
Federal National Mortgage Association, Floating Rate Notes
  8/1/97.......................................................        5.57 (a)                 30,000,000             30,000,000
  8/18/97......................................................        5.63 (a)                 140,000,00            139,999,023
  8/25/97......................................................        5.60 (a)                100,000,000             99,999,016
  11/21/97.....................................................        5.61 (a)                250,000,000            249,962,870
  4/15/98......................................................        5.63 (a)                390,000,000            389,865,996
  5/22/98......................................................        5.62 (a)                300,000,000            299,858,496
  6/19/98......................................................        5.60 (a)                100,000,000             99,931,824
Student Loan Marketing Association, Discount Notes
  2/19/98......................................................        5.65                    125,000,000            124,991,698
  2/25/98......................................................        5.99                     64,000,000             63,818,605
  5/15/98......................................................        6.01                     25,000,000             25,002,821
                                                                                                                          -------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $4,789,824,643)........................................                                                    $4,789,824,643
                                                                                                                          =======
Repurchase Agreements-.3%
Goldman, Sachs & Co.,
  dated 7/31/1997, due 8/1/97 in the amount of $12,640,931
  (fully colleralized by $13,600,000 U.S. Treasury Bills
  due 7/23/98, value $12,906,037)
  (cost $12,639,000)...........................................        5.50%              $     12,639,000       $     12,639,000
                                                                                                                          =======
TOTAL INVESTMENTS (cost $5,111,862,527).............     101.4%                                                    $5,111,862,527
                                                           ====                                                           =======
LIABILITIES, LESS CASH AND RECEIVABLES..............      (1.4%)                                                 $    (69,012,328)
                                                           ====                                                           =======
NET ASSETS..........................................     100.0%                                                    $5,042,850,199
                                                           ====                                                           =======
Notes to Statement of Investments:
(a)    Variable interest rate subject to change.
SEE NOTES TO FINANCIAL STATEMENTS.

#

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
STATEMENT OF INVESTMENTS                                                                               JULY 31, 1997 (UNAUDITED)
                                                                                                   Principal
Tax Exempt Investments-100.0%                                                                        Amount           Value
                                                                                                     ------           ------
California-7.4%
California Higher Education Loan Authority Inc., Student Loan Revenue
  3.95%, Series C, 6/1/98 (LOC; Student Loan Marketing Association) (a)...................   $    5,625,000   $    5,625,000
Fresno, RAN 4.25%, 6/30/98................................................................        3,100,000        3,110,890
San Diego County, TRAN 4.375%, 9/30/97 (LOC: Bank of Nova Scotia,
  Canadian Imperial Bank of Commerce and Commerz Bank) (a)................................        5,000,000        5,005,773
Florida-3.7%
Broward County School District, Revenue, RAN 4.50%, Series C, 4/22/98.....................        5,230,000        5,251,836
Lake County Industrial Development Authority, IDR, VRDN (Novelty Crystal
Project)
  3.80% (LOC; Credit Commercial De France) (a,b)..........................................        1,600,000        1,600,000
Hawaii-3.6%
Honolulu City and County, MFHR, VRDN (HaleKua Gardens Project)
  3.85%, Series A (LOC; Bank of Tokyo-Mitsubishi) (a,b)...................................        6,704,000        6,704,000
Illinois-3.8%
City of Chicago 3.60%, 12/4/97 (LOC; Harris Trust and Savings Bank) (a)...................        5,000,000        5,000,000
West Chicago, IDR, VRDN (Acme Printing Ink Project)
  4.25% (LOC; Bank of Tokyo-Mitsubishi) (a,b).............................................        2,000,000        2,000,000
Kentucky-.8%
Boone County, IDR, VRDN (Curtain Matheson Scientific Project)
  3.80% (LOC; Toronto-Dominion Bank) (a,b)................................................        1,500,000        1,500,000
Louisiana-10.4%
Ascension Parish, Revenue, VRDN (BASF Corp. Project)
  3.65% (LOC; BASF Corp.) (a,b)...........................................................       12,000,000       12,000,000
New Orleans Aviation Board, Revenue, VRDN (Passenger Facility Charge
Projects)
  3.90% (LOC: Banque Paribas and Canadian Imperial Bank of Commerce) (a,b)................        7,400,000        7,400,000
Michigan-13.7%
Michigan Building Authority, Revenue, CP
  3.80%, Series 1, 9/4/97 (LOC; Canadian Imperial Bank of Commerce) (a)...................        7,295,000        7,295,000
Michigan Strategic Fund, LOR, Refunding, VRDN (Detroit Edison Co.)
  3.55% (LOC; Barclays Bank) (a,b)........................................................        8,400,000        8,400,000
Midland County Economic Development Corporation, Economic Development, LOR,
VRDN
  (Dow Chemical Co. Project) 3.65%, Series A (Corp. Guaranty; Dow Chemical Co.) (b).......        4,800,000        4,800,000
State of Michigan 4.50%, 9/30/97..........................................................        5,000,000        5,008,279
Missouri-7.5%
Mexico Industrial Development Authority, IR, VRDN (Optec DD USA Inc. Project)
  4% (LOC; Industrial Bank of Japan) (a,b)................................................        1,000,000        1,000,000
Missouri Environmental Improvement and Energy Resource Authority, PCR (Union
Electric Co.)
  3.95%, Series A, 6/1/98 (LOC; Swiss Bank Corp.) (a).....................................        6,500,000        6,500,000
Missouri Higher Education Loan Authority, Student Loan Revenue, Refunding,
VRDN
  3.65%, Series B (Insured; MBIA and LOC; State Street Bank) (a,b)........................        6,500,000        6,500,000
New Jersey-1.6%
Florence Township, BAN 4%, 2/13/98........................................................        2,878,000        2,881,719
New York-11.0%
Babylon Industrial Development Agency, RRR, VRDN (Equity Babylon Project)
  3.55% (LOC; Union Bank of Switzerland) (a,b)............................                        7,300,000        7,300,000
Municipal Assistance Corporation, CP 3.80%, Series 2, 8/21/97 (LOC; Landesbank Hessen) (a)....    8,000,000        8,000,000
Port Authority of New York and New Jersey, Special Obligation, Revenue, VRDN
(Versatile Structure)
  3.50% (LOC; Morgan Guaranty Trust Co.) (a,b)............................................        5,000,000        5,000,000
Ohio-2.6%
Piqua, IDR, VRDN (Berwick Steel Co. Project) 3.875% (LOC; Sanwa Bank) (a,b)...............        4,800,000        4,800,000

#
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
STATEMENT OF INVESTMENTS (CONTINUED)                                                                  JULY 31, 1997 (UNAUDITED)
                                                                                                   Principal
Tax Exempt Investments (continued)                                                                   Amount           Value
                                                                                                     ------           ------
Pennsylvania-4.3%
Emmaus General Authority, Revenue, VRDN
  3.750% (Liquidity Facility; Credit Suisse and LOC; FSA) (a,b)...........................   $    8,000,000   $    8,000,000
Rhode Island-2.4%
Rhode Island Housing and Mortgage Finance Corporation (Homeownership
Opportunity)
  3.65%, Series 22-A, 12/2/97 (Insured; FGIC).............................................        4,500,000        4,500,000
Tennessee-1.1%
Tennessee Housing Development Agency (Homeownership Program)
  3.75%, Issue 1, 2/19/98 (Escrowed in; US Treasury Bills)................................        2,000,000        2,000,000
Texas-10.2%
Brazos River Authority, PCR, Refunding, VRDN (Utility Electric Co.)
  3.60%, Series A (Insured; MBIA and Liquidity Facility; The Bank of New York) (b)........        5,000,000        5,000,000
Brazos River Habor Navel District Brazoria County, Revenue, VRDN (BASF Corp.
Project)
  3.65% (LOC; BASF Corp.) (a,b)...........................................................        3,000,000        3,000,000
Greater East Texas Higher Education Authority Inc., Student Loan Revenue
  4.15%, Series B, 9/1/97 (LOC; Student Loan Marketing Association) (a)...................        3,000,000        3,000,000
Sabine River Authority, PCR, VRDN (Utility Electric Co.)
  3.70% (LOC; Morgan Guaranty Trust Co.) (a,b)............................................        8,000,000        8,000,000
Vermont-2.3%
Vermont Industrial Development Authority, IDR, VRDN (Ryegate Project)
  3.70% (LOC; ABN-Amro Bank) (a,b)........................................................        4,300,000        4,300,000
Virginia-2.8%
Charles City and County Industrial Development Authority, Exempt Facility
Revenue
  VRDN (Chambers Development Inc., Project)
  3.85%, (LOC; Morgan Guaranty Trust Co.) (a,b)...........................................        3,700,000        3,700,000
Chesapeake Industrial Development Authority, IDR, VRDN (Sumitomo Mach Co.)
  4% (LOC; Sumitomo Bank) (a,b)...........................................................        1,500,000        1,500,000
Washington-6.7%
District of Columbia, General Fund Recovery, VRDN:
  3.70%, Series B-1 (LOC; Union Bank of Switzerland) (a,b)................................        1,500,000        1,500,000
  3.70%, Series B-3 (LOC; Landesbank Hessen) (a,b)........................................        6,000,000        6,000,000
District of Columbia Housing Finance Agency, SFMR
  4.15%, Series A, 7/1/98 (LOC; Assured Management Corp.) (a).............................        5,000,000        5,000,000
West Virginia-4.1%
Marion County, Commission Solid Waste Disposal Facility Revenue, VRDN
(Granttown Project)
  3.75%, Series B (LOC; National Westminster Bank) (a,b)..................................        7,700,000        7,700,000
                                                                                                                      ------
TOTAL INVESTMENTS (cost $185,882,497).....................................................                      $185,882,497
                                                                                                                      ======
Notes to Statement of Investments:
(a)    Secured by letters of credit. At July 31, 1997, 82.0% of the Fund's net assets are backed by letters of credit issued by domestic banks, foreign banks, corporations and government agencies.
(b)    Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
SEE NOTES TO FINANCIAL STATEMENTS.

#
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
STATEMENT OF INVESTMENTS                                                                               JULY 31, 1997 (UNAUDITED)
                                                                                                   Principal
Tax Exempt Investments-100.0%                                                                        Amount           Value
                                                                                                     ------           ------
New York-98.9%
Deer Park Union Free School District, TAN 4.25%, 6/26/98..................................   $    4,000,000   $    4,013,900
Town of Islip Industrial Development Agency, IDR, VRDN
  (Brentwood Distribution Project) 3.625% (LOC; Fleet Bank) (a,b).........................        3,750,000        3,750,000
Monroe County Industrial Development Agency, Revenue, VRDN (Enbi Corp.)
  3.45% (LOC; Rabobank Nederland) (a,b)...................................................          100,000          100,000
Municipal Assistance Corporation, CP 3.80%, Series 2, (LOC; Landesbank Hessen) (a)........        7,000,000        7,000,000
Nassau County Industrial Development Agency, IDR, VRDN
  (Manhassett Association Project) 3.625% (LOC; Bankers Trust Co.) (a,b)..................        2,000,000        2,000,000
City of New York:
  VRDN:
    3.50%, Series A-4 (LOC; Chase Manhattan Bank) (a,b)...................................        2,300,000        2,300,000
    3.60%, Series A-7 (LOC; Morgan Guaranty Trust Co.) (a,b)..............................       11,550,000       11,550,000
    3.60%, Series A-10 (LOC; Morgan Guaranty Trust Co.) (a,b).............................        4,000,000        4,000,000
    3.60%, Series E-3 (LOC; Morgan Guaranty Trust Co.) (a,b)..............................        5,000,000        5,000,000
    3.60%, Series E-4 (LOC; State Street Bank and Trust Co.) (a,b)........................        7,400,000        7,400,000
    Trust Cultural Resource Revenue, Refunding (American Museum of Natural
History):
      3.60%, Series A (Insured; MBIA and SPBA; Credit Suisse) (b).........................        3,000,000        3,000,000
      3.60%, Series B (Insured; MBIA and SPBA; Credit Suisse) (b).........................        4,675,000        4,675,000
New York City Health and Hospital Corporation, Revenue, VRDN (Health Systems)
  3.55%, Series B (LOC; Canadian Imperal Bank of Commerce) (a,b)..........................        5,000,000        5,000,000
New York City Housing Development Corporation, MFMR, VRDN
  (York Avenue Development Project) 3.65% (LOC; Midland Bank) (a,b).......................        5,000,000        5,000,000
New York City Industrial Development Agency, VRDN:
  Civil Facility Revenue (Childrens Oncology Society-Ronald McDonald House)
    3.50% (LOC; Barclays Bank) (a,b)......................................................          100,000          100,000
  IDR (Field Hotel Association JFK Project)
    3.70% (LOC; Banque Indosuez) (a,b)....................................................        9,400,000        9,400,000
New York City Municipal Water Finance Authority, Water and Sewer Systems
Revenue, VRDN:
  3.60%, Series A (Insured; FGIC and Liquidity Facility; FGIC) (b)........................        5,800,000        5,800,000
  3.75%, Series 93-C (Insured; FGIC and Liquidity Facility; FGIC) (b).....................        4,480,000        4,480,000
New York State, CP 3.80%, Series S, 2/12/97 (LOC; Westdeutsche Landesbank) (a)............        9,000,000        9,000,000
New York State Dormitory Authority, Revenues, VRDN (Metropolitan Museum of
Art)
  3.50%, Series A (Corp. Guaranty; Metropolitan Museum of Art) (b)........................        6,400,000        6,400,000
New York State Energy, Research and Development Authority, PCR:
  (LILCO Project)
    3.60%, Series B, 3/1/98 (LOC; Deutsche Bank) (a)......................................        5,000,000        5,000,000
  (New York State Electric and Gas Corp.)
    3.60%, Series D, 12/1/97 (LOC; Union Bank of Switzerland) (a).........................        3,000,000        3,000,000
  VRDN:
    (Central Hudson Gas and Electric Project)
      3.70%, Series A (LOC; Union Bank of Switzerland) (a,b)..............................        3,000,000        3,000,000
    (Niagara Mohawk Power Corp.)
      3.60%, Series A (LOC; Toronto Dominion Bank) (a,b)..................................        6,200,000        6,200,000
    Refunding (Orange/Rockland Utilities)
      3.60%, Series A (Insured; AMBAC and LOC; Societe Generale) (a,b)....................       10,000,000       10,000,000
New York State Local Government Assistance Corporation, VRDN
  3.50%, Series A (LOC: Credit Suisse and Union Bank of Switzerland) (a,b)................        4,300,000        4,300,000
New York State Power Authority, Revenue and General Purpose (Jr. Lien)
  3.50%, 9/1/97 (LOC: Bank of America, Bank of Tokyo-Mitsubishi,
  Morgan Guaranty Trust Co. and Sumitomo Bank) (a)........................................        5,000,000        5,000,000
Port Authority of New York and New Jersey, Special Obligation, Revenue, VRDN
  (Versatile Structure Obligation) 3.60%, Series 1 (LOC: Bank of
Tokyo-Mitsubishi,
  Sanwa Bank and Sumitomo Bank) (a,b).....................................................       18,600,000       18,600,000
Rochester, BAN 4%, Series I, 3/10/98......................................................        8,000,000        8,013,988
South Huntington Union Free School District, TAN 4.25%, 6/30/98...........................        3,250,000        3,261,569

#
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                                       JULY 31, 1997 (UNAUDITED)
                                                                                                   Principal
Tax Exempt Investments (continued)                                                                   Amount           Value
                                                                                                     ------           ------
New York (continued)
Suffolk County, TAN
  4%, Series I, 8/14/97 (LOC: Canadian Imperial Bank of Commerce,
  National Westminster Bank and Westdeutsche Landesbank) (a)..............................   $    3,000,000   $    3,000,820
Triborough Bridge and Tunnel Authority, Special Obligation, VRDN
  3.60% (Insured; FGIC and Liquidity Facility; FGIC) (b)..................................        4,800,000        4,800,000
U.S. Related-1.1%
Puerto Rico Industrial Medical and Environmental Pollution Control
  Facilities Finance Authority, Revenue (Key Pharmaceuticals)
  3.75%, Series A, 12/1/97 (LOC; Morgan Guaranty Trust Co.) (a)...........................        2,000,000        2,000,000
                                                                                                                      ------
TOTAL INVESTMENTS (cost $176,145,277).....................................................                      $176,145,277
                                                                                                                      ======
Notes to Statement of Investments:
(a)    Secured by letters of credit. At July 31, 1997, 72.3% of the Fund's net assets are backed by letters of credit issued by domestic banks and foreign banks, of which Morgan Guaranty Trust Co. provided letters of credit to 13.4% of the Fund's net assets.
(b)    Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
SEE NOTES TO FINANCIAL STATEMENTS.

#
DREYFUS TAX EXEMPT CASH MANAGEMENT
STATEMENT OF INVESTMENTS                                                                           JULY 31, 1997 (UNAUDITED)
                                                                                                   Principal
Tax Exempt Investments-100.0%                                                                       Amount            Value
                                                                                                    -------          -------
Alaska-1%
Valdez, Marine Terminal Revenue, VRDN (Exxon Pipeline Co. Project)
  3.55% (LOC; Exxon Corp.) (a,b)..........                                                  $    14,300,000   $   14,300,000
Arkansas-.9%
University of Arkansas, University Revenues, VRDN (UAMS Campus)
  3.65% (LOC; Credit Suisse) (a,b)........................................................       12,700,000       12,700,000
California-7%
California Higher Education Loan Authority, Student Loan Revenue, Refunding
  3.95%, Series A-2, 5/1/98 (LOC; Student Loan Marketing Association) (b).................       15,000,000       15,000,000
California Public Capital Improvements Financing Authority, Revenue (Pooled
Project)
  3.85%, Series C, 9/15/97 (LOC; National Westminster Bank) (b)...........................       10,000,000       10,000,000
Los Angeles County, TRAN 4.50%, Series A, 6/30/98.........................................       30,000,000       30,171,257
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue,
Refunding, VRDN
  (Prop C-Second Series)
  3.35%, Series A (BPA; Credit Locale de France and Insured; MBIA) (a)....................       10,000,000       10,000,000
Los Angeles County Transportation Commission, Sales Tax Revenue, Refunding,
VRDN
  3.35%, Series A (BPA; Bayerishe Landesbank and Insured; FGIC) (a).......................       14,200,000       14,200,000
Riverside County, TRAN 4.50%, Series A, 6/30/98...........................................       11,000,000       11,053,033
Sacramento County, MFHR, VRDN 3.60%, Series B (LOC; Dai-Ichi Kangyo Bank) (a,b)...........        6,900,000        6,900,000
Sacramento County Housing Authority, MFHR, Refunding, VRDN (Grouse Run
Apartments)
  3.40% (LOC; Lasalle National Bank) (a,b)................................................        6,500,000        6,500,000
Colorado-2.1%
City and County of Denver, MFHR, Refunding, VRDN (Parliment Apartments)
  3.70% (Corp. Guaranty; Connecticut General) (a).........................................       22,200,000       22,200,000
Douglas County, MFHR, VRDN (Autumn Chase Project) 3.75% (LOC; Citibank) (a,b).............        9,500,000        9,500,000
Connecticut-3.7%
State of Connecticut:
  Special Assessment Unemployment Compensation Advance Fund, Revenue
    (Connecticut Unemployment) 3.90%, Series C, 7/1/98 (Insured; FGIC)....................       23,000,000       23,000,000
  Special Tax Obligation Revenue, VRDN (Transportation Infrastructure-1)
    3.55% (LOC; Commerzbank) (a,b)........................................................       12,500,000       12,500,000
Connecticut Development Authority, PCR, Refunding, VRDN
  (Connecticut Light and Power Co. Project)
  3.60%, Series A (LOC; Deutsche Bank) (a,b)..............................................        5,500,000        5,500,000
Connecticut Health and Educational Facilities Authority, Revenue, CP (Yale
University)
  3.65%, Series L, 8/13/97 (LOC; Yale University) (b).....................................       13,665,000       13,665,000
Delaware-4.1%
Delaware Economic Development Authority, Revenue, VRDN (Hospital Billing
Collection):
  3.70%, Series A (BPA; Morgan Stanley and Co. and Insured; MBIA) (a).....................        9,700,000        9,700,000
  3.70%, Series B (BPA; Morgan Stanley and Co. and Insured; MBIA) (a).....................       33,200,000       33,200,000
  3.70%, Series C (BPA; Morgan Stanley and Co. and Insured; MBIA) (a).....................       18,700,000       18,700,000
District of Columbia-7%
District of Columbia:
  Revenue (Supplemental Student Loan) 4.10%, 7/1/98 (LOC; Bank of Tokyo-Mitsubishi) (b)...        9,000,000        9,000,000
  VRDN:
    (General Fund Recovery):
      3.70%, Series B-1 (LOC; Union Bank of Switzerland) (a,b)............................       30,800,000       30,800,000
      3.70%, Series B-2 (LOC; WestDeutsche Landesbank) (a,b)..............................       20,000,000       20,000,000
      3.70%, Series B-3 (LOC; Landesbank Hessen) (a,b)....................................       14,600,000       14,600,000
  Refunding:
    3.75%, Series A-5 (LOC; Bank of Nova Scotia) (a,b)....................................       15,900,000       15,900,000
    3.75%, Series A-6 (Liquidity; National Westminster Bank) (a)..........................       14,800,000       14,800,000
Florida-5.5%
Brevard County School Board, RAN 4.25%, 5/8/98............................................       10,000,000       10,025,775

#
DREYFUS TAX EXEMPT CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                              JULY 31, 1997 (UNAUDITED)
                                                                                                  Principal
Tax Exempt Investments (continued)                                                                  Amount            Value
                                                                                                    -------          -------
Florida (continued)
Broward County Housing Finance Authority, MFHR, VRDN (Sanctuary Apartment
Project)
  3.75% (LOC; PNC Bank) (a,b)..........                                                    $      9,000,000   $    9,000,000
Orange County Housing Finance Authority, MFHR, VRDN (Heather Project)
  3.60%, Series B (LOC; FNMA) (a,b).......................................................       12,500,000       12,500,000
Sunshine State Governmental Financing Commission, Revenue, CP:
  3.80%, 8/11/97 (LOC: Morgan Guaranty Trust Co., National Westminster Bank and
    Union Bank of Switzerland) (b)........................................................       13,000,000       13,000,000
  3.65%, 8/14/97 (LOC: Morgan Guaranty Trust Co., National Westminster Bank and
    Union Bank of Switzerland) (b)........................................................       15,725,000       15,725,000
  3.85%, Series B, 10/17/97 (Liquidity; State Board of Administration of Florida).........       22,090,000       22,090,000
Georgia-.9%
Burke County Development Authority, PCR, Refunding (Oglethorpe Power Corp.)
  3.60%, 12/1/97 (Insured; AMBAC).........................................................       13,000,000       13,000,000
Idaho-.7%
State of Idaho, TAN 4.625%, 6/30/98.......................................................       11,000,000       11,071,952
Illinois-2.5%
City of Chicago:
  3.65%, 2/5/98 (LOC; Morgan Guaranty Trust Co.) (b)......................................       15,000,000       15,000,000
  Equipment Notes 3.60%, 12/4/97 (LOC; Harris Trust and Savings Bank) (b).................        7,000,000        7,000,000
Glendale Heights, Multi-Family Revenue, VRDN (Glendale Lake Project)
  3.65% (LOC; Citibank) (a,b).............................................................       15,245,000       15,245,000
Indiana-3%
Indiana Bond Bank, Advanced Funding Program Notes
  4.25%, Series A-2, 1/21/98 (SBPA: Indiana Bond Bank and Norwest Bank)...................       29,000,000       29,073,040
Petersburg, PCR, Refunding, VRDN (Indiana Power and Light Co.)
  3.65%, Series B (Liquidity; Indianapolis Power and Light Co. and Insured; AMBAC) (a)....       15,000,000       15,000,000
Iowa-.7%
Iowa School Cash Anticipation Program, Warrants Certificate Notes (School
Corps.)
  4.50%, 6/26/98 (Insured; FSA)...........................................................       11,000,000       11,058,201
Louisiana-1.4%
Jefferson Parish Hospital Service District No.2, HR, VRDN 3.60% (Insured; FGIC) (a).......        9,000,000         9,000,000
Plaquemines Port Harbor and Terminal District, Port Facilities Revenue
  (International Marine Terminal Project)
  3.75%, Series A, 3/15/98 (LOC; Morgan Guaranty Trust Co.) (b)...........................        12,000,000       12,000,000
Maine-1.8%
Orrington, RRR, VRDN (Penobscott Energy Recovery Project)
  3.75%, Series A (LOC: Bank of Nova Scotia, Bankers Trust, Canadian Imperial
Bank
  of Commerce and Toronto Dominion Bank) (a,b)............................................       26,500,000       26,500,000
Maryland-.9%
Baltimore County, EDR, Refunding, VRDN (Blue Circle Inc. Project)
  3.65% (LOC; Den Danske Bank) (a,b)......................................................       13,600,000       13,600,000
Massachusetts-2.9%
Massachusetts Bay Transportation Authority, Notes 4.25%, 2/27/98..........................       12,600,000       12,637,924
Massachusetts Housing Finance Agency, Refunding, VRDN (Harbor Point)
  3.55%, Series A (LOC; Republic National Bank of New York) (a,b).........................       18,000,000       18,000,000
Massachusetts Municipal Wholesale Electric Company, Power Supply Systems
Revenue, VRDN
  3.50%, Series C (LOC; Canadian Imperial Bank of Commerce) (a,b).........................       12,300,000       12,300,000
Michigan-5.4%
Detroit School District, State School Aid Notes 4.50%, 5/1/98.............................       15,000,000       15,065,197
State of Michigan, Notes 4.50%, 9/30/97..................                                        20,000,000       20,033,118

#
DREYFUS TAX EXEMPT CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                                     JULY 31, 1997 (UNAUDITED)
                                                                                                  Principal
Tax Exempt Investments (continued)                                                                  Amount            Value
                                                                                                    -------          -------
Michigan (continued)
Michigan Building Authority, Revenue, CP
  3.80%, Series 1, 9/4/97 (LOC; Canadian Imperial Bank of Commerce) (b)...................  $    21,415,000  $    21,415,000
Michigan Hospital Finance Authority, VRDN (Hospital Equipment Loan Program)
  3.60% (LOC; Comerica Bank) (a,b)........................................................        2,900,000         2,900,000
Michigan Housing Development Authority, LOR, VRDN (Laurel Valley)
  3.65% (LOC; Wachovia Bank of Georgia) (a,b).............................................        5,900,000         5,900,000
Michigan Municipal Bond Authority, Revenue, Notes 4.50%, Series B, 7/2/98.................        5,000,000         5,028,269
Royal Oak Hospital Finance Authority, HR, VRDN (William Beaumont Hospital)
  3.55%, Series L (Liquidity; Bank of America) (a)........................................       11,000,000       11,000,000
Mississippi-2.3%
Jackson County, Port Facility Revenue, Refunding, VRDN (Chevron USA, Inc.
Project)
  3.55% (LOC; Chevron USA, Inc.) (a,b)....................................................       33,800,000       33,800,000
Montana-.9%
City of Forsyth, PCR, Refunding, VRDN (Pacificorp Project)
  3.55% (LOC; Rabobank Nederland) (a,b)..................                                        13,400,000       13,400,000
Nebraska-2.1%
Nebraska Higher Education Loan Program Inc., Revenue, VRDN (Student Loan
Program)
  3.65%, Series C (Insured; MBIA and BPA; Student Loan Marketing Association) (a).........       27,340,000       27,340,000
Nebraska Investment Finance Authority, HR, VRDN (Depreciation Assets)
  3.60%, Series A (Insured; FGIC and Liquidity; First Bank National Association) (a)......        4,280,000        4,280,000
New Jersey-2.6%
Essex County Improvement Authority, Project Revenue, VRDN (County Asset Sale
Project)
  3.45% (Insured; AMBAC and BPA; Morgan Guaranty Trust Co.) (a)...........................       10,000,000       10,000,000
Hudson County Improvement Authority, VRDN (Essential Purpose Pooled
Government)
  3.55% (LOC: Comerica Bank and Fuji Bank) (a,b)..........................................       11,200,000       11,200,000
New Jersey Health Care Facilities Financing Authority, Revenue, VRDN
  (Capital Asset Financing)
  3.45%, Series D (LOC; Chase Manhattan Bank) (a,b).......................................        3,000,000        3,000,000
New Jersey Sports and Exposition Authority, VRDN (State Contract)
  3.45%, Series C (Insured; MBIA and Liquidity; Barclays Bank) (a)........................       14,655,000       14,655,000
New York-16.2%
City of New York, VRDN:
  3.55%, Subseries A-4 (LOC; Chase Manhattan Bank) (a,b)..................................        7,000,000        7,000,000
  3.55%, Series B-Subseries B-5 (Insured; MBIA and Liquidity; Rabobank Nederland) (a).....        6,000,000        6,000,000
  3.55%, Series B-Subseries B-6 (Insured; MBIA and Liquidity; WestDeutsche Landesbank) (a)        7,500,000        7,500,000
  3.60%, Subseries E-3 (LOC; Morgan Guaranty Trust Co.) (a,b).............................        5,900,000        5,900,000
  3.60%, Subseries E-4 (LOC; State Street Bank and Trust Co.) (a,b).......................        6,900,000        6,900,000
New York City Industrial Development Agency, Civil Facility Revenue, VRDN
  (Children's Oncology Society-Ronald McDonald House)
  3.50% (LOC; Barclays Bank)(a,b).........................................................        4,600,000        4,600,000
New York City Municipal Water Finance Authority, Water and Sewer Systems
Revenue, VRDN
  3.60%, Series C (Insured; FGIC) (a).....................................................        9,400,000        9,400,000
New York State Dormitory Authority, Revenues, VRDN (Metropolitan Museum of
Art)
  3.50%, Series A (Guaranteed by; Metropolitan Museum of Art) (a).........................        2,700,000        2,700,000
New York State Energy, Research and Development Authority, PCR, VRDN
  (Orange/Rockland Utility)
  3.60%, Series A (BPA; Societe Generale and Insured; AMBAC) (a)..........................        8,500,000        8,500,000
New York State Local Government Assistance Corporation, VRDN:
  3.50%, Series B (LOC; Credit Suisse) (a,b)..............................................       27,900,000       27,900,000
  3.50%, Series A (LOC: Credit Suisse and Union Bank of Switzerland) (a,b)................       30,600,000       30,600,000
  3.55%, Series C (LOC; Landesbank Hessen) (a,b)..........................................       35,700,000       35,700,000
  3.65%, Series G (LOC; National Westminster Bank) (a,b)..................................       26,500,000       26,500,000

#
DREYFUS TAX EXEMPT CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                                 JULY 31, 1997 (UNAUDITED)
                                                                                                   Principal
Tax Exempt Investments (continued)                                                                   Amount           Value
                                                                                                    -------          -------
New York (continued)
New York State Medical Care Facilities Finance Agency, Revenue, VRDN
  (Pooled Loan Equipment Program-1)
  3.60% (LOC; Chase Manhattan Bank) (a,b)..........                                         $    55,700,000   $   55,700,000
City of Rochester, BAN 4%, Series I, 3/10/98..............................................        7,000,000        7,012,240
Ohio-1.1%
Green County, Certificates of Indebtness, Notes (Beaver Creek Wastewater
Treatment Plant)
  4.50%, 5/7/98...........................................................................       16,000,000       16,052,834
Oregon-.7%
Port Morrow, Revenue, Refunding, VRDN (Portland General Electric-Boardman
Project)
  3.70% (LOC; Industrial Bank of Japan) (a,b).............................................       10,500,000       10,500,000
Pennsylvania-2.6%
Emmaus General Authority, Revenue, VRDN:
  3.30%, Subseries F-5 (LOC; Goldman, Sachs and Co.) (a,b)................................        4,000,000        4,000,000
  3.70%, Series E-9 (LOC; Midland Bank) (a,b).............................................       10,000,000       10,000,000
  3.75%, Subseries F-10 (LOC; Bayerische Landesbank) (a,b)................................        4,000,000        4,000,000
  3.75%, Series G (GIC; Goldman, Sachs and Co.) (a).......................................        1,800,000        1,800,000
City of Philadelphia, TRAN 4.50%, Series A, 6/30/98.......................................       15,000,000       15,065,774
Washington County Authority, Lease Revenue, VRDN
  (Higher Education Pooled Equipment Lease Project)
  3.65%, Series 1985A (LOC; First Union National Bank) (a,b)..............................        3,400,000        3,400,000
South Carolina-.9%
South Carolina Public Service Authority, Electric Revenue and Electric
Systems Expansion, CP
  3.70%, 8/12/97 (LOC; Nationsbank) (b)...................................................        9,063,000        9,063,000
Sumter County, IR, VRDN (Bendix Corp. Project) 4.075% (LOC; Sumitomo Bank) (a,b)..........        4,000,000        4,000,000
Texas-11.9%
Bexar County Health Facilities Development Corporation, Revenue, VRDN
  (Retirement Community-Air Force Village Foundation Project)
  3.625% (LOC; Rabobank Nederland) (a,b)..................................................       14,300,000       14,300,000
Dallas County, Permanent Improvement Revenue
  3.95%, Series C, 6/15/98 (SBPA; Union Bank of Switzerland)..............................        7,710,000        7,710,000
Greater East Texas Higher Education Authority Inc., Student Loan Revenue,
Refunding
  4.05%, Series A, 9/1/97 (LOC; Student Loan Marketing Association) (b)...................       21,000,000       21,000,000
Gulf Coast Waste Disposal Authority, PCR, Refunding, VRDN (Amoco Oil Co.
Project)
  3.50% (Corp. Guaranty; Amoco Credit Corp.) (a)..........................................       34,000,000       34,000,000
Harris County Health Facilities Development Corporation, HR, VRDN:
  (Texas Children's Hospital) 3.65%, Series B-1 (LOC; Bank of America) (a,b)..............        8,300,000        8,300,000
  (TIRR Project) 3.60% (LOC; Texas Commerce Bank) (a,b)...................................        6,710,000        6,710,000
Sabine River Authority, PCR, Refunding, VRDN (Texas Utilities Project)
  3.60%, Series A (Insured; AMBAC and Liquidity; The Bank of New York) (a)................       20,300,000       20,300,000
State of Texas, TRAN 4.75%, 8/29/97.......................................................       35,800,000       35,832,329
Texas Department of Housing and Community Affairs, MFHR, VRDN (Higher Point
III)
  3.60%, Series A (LOC; Trust Co. Bank of Georgia) (a,b)..................................       12,490,000       12,490,000
Texas Health Facilities Development Corporation, HR, VRDN (North Texas Pooled
Health)
  3.70%, Series 85A (LOC; Banque Paribas) (a,b)...........................................       17,500,000       17,500,000
Utah-2.4%
Intermountain Power Agency, Power Supply Revenue:
  3.50%, Series E, 9/15/97 (LOC; Swiss Bank Corp.) (b)....................................       10,000,000       10,000,000
  3.50%, Series F, 9/15/97 (LOC; Swiss Bank Corp.) (b)....................................       11,500,000       11,500,000
  3.80%, Series E, 6/15/98 (LOC; Morgan Guaranty Trust Co.) (b)...........................       15,000,000       15,000,000

#
DREYFUS TAX EXEMPT CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                                    JULY 31, 1997 (UNAUDITED)
                                                                                                   Principal
Tax Exempt Investments (continued)                                                                   Amount           Value
                                                                                                    -------          -------
Virginia-1%
Henrico County Industrial Development Authority, Health Facility Revenue,
VRDN
  (Hermitage Project) 3.70% (LOC; Nationsbank) (a,b)...................................... $     14,400,000   $   14,400,000
Washington-2.1%
Snohomish County Public Utilities District No.1, Electric Revenue, VRDN
  (Generation Systems)
  3.60% (Insured; MBIA and SBPA; Industrial Bank of Japan) (a)............................       10,760,000       10,760,000
Washington Public Power Supply System, Revenue, Refunding, VRDN (Nuclear
Project No.3)
  3.55%, Series 3A-3 (LOC; National Westminster Bank) (a,b)...............................       21,200,000       21,200,000
Wyoming-.4%
Lincoln County, PCR, VRDN (Exxon Project) 3.55% (LOC; Exxon Corp.) (a,b)..................        6,400,000        6,400,000
U.S. Related-1.3%
Commonwealth of Puerto Rico Government Development Bank, CP
  3.80%, 8/11/97..........................................................................       20,000,000       20,000,000
                                                                                                                     -------
TOTAL INVESTMENTS (cost $1,492,928,943)...................................................                    $1,492,928,943
                                                                                                                     =======
Notes to Statement of Investments:
(a)    Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
(b)    Secured by letters of credit. At July 31, 1997, 57.4% of the Fund's net assets are backed by letters of credit issued by domestic banks, foreign banks, brokerage firms, corporations and government agencies.
SEE NOTES TO FINANCIAL STATEMENTS.

#

DREYFUS TREASURY CASH MANAGEMENT
STATEMENT OF INVESTMENTS                                                                             JULY 31, 1997 (UNAUDITED)
                                                                  Annualized
                                                                   Yield on
                                                                    Date of                      Principal
U.S. Treasury Bills-30.8%                                          Purchase                       Amount                Value
                                                                 ----------                   ------------         --------------
  8/14/97......................................................        5.11 %              $   425,000,000.       $   424,218,013
  8/21/97......................................................        5.33                    100,000,000             99,712,778
  9/18/97......................................................        5.83                     25,000,000             24,816,500
  10/16/97.....................................................        5.56                    250,000,000            247,144,196
  1/8/98.......................................................        5.59                     35,000,000             34,176,445
  2/5/98.......................................................        5.52                     50,000,000             48,634,389
  5/28/98......................................................        5.83                     50,000,000             47,704,167
  6/25/98......................................................        5.61                     50,000,000             47,576,444
                                                                                                                          -------
TOTAL U.S. TREASURY BILLS
  (cost $972,982,932)..........................................                                                   $   973,982,932
                                                                                                                          =======
U.S. Treasury Notes-22.4%
  6.50%, 8/15/97...............................................        5.22 %              $   112,010,000        $   112,062,658
  5.75%, 9/30/97...............................................        5.48                    150,000,000            150,039,450
  7.38%, 11/15/97..............................................        5.56                    175,000,000            175,814,403
  6.13%, 3/31/98...............................................        5.37                    100,000,000            100,367,025
  5.13%, 4/30/98...............................................        5.49                     85,000,000             84,734,186
  6.00%, 5/31/98...............................................        5.63                     50,000,000             50,099,249
  6.25%, 7/31/98...............................................        5.43                     35,000,000             35,209,255
                                                                                                                          -------
TOTAL U.S. TREASURY NOTES
  (cost $708,326,226).........................................................                                    $   708,326,226
                                                                                                                          =======
Repurchase Agreements-46.4%
Barclays De Zoete Wedd Securities, Inc.
  dated 7/31/97, due 8/1/97 in the amount of
  $350,054,861 (fully collateralized by
  $350,185,000 U.S. Treasury Notes, 6.13%-7.88%,
  due from 4/15/98 to 7/31/98, value
  $354,973,717)....................................................... 5.64 %              $   350,000,000        $   350,000,000
First Boston Corp.
  dated 7/31/97, due 8/1/97 in the amount of
  $74,011,717 (fully collateralized by
  $26,200,000 U.S. Treasury Notes, 5.13%, due
  2/28/98 and $50,000,000 U.S. Treasury Bills
  due 1/8/98, value $75,539,687)...................................... 5.70                     74,000,000             74,000,000
Goldman, Sachs & Co.
  dated 7/31/97, due 8/1/97 in the amount of
  $248,186,912 (fully collateralized by
  $257,555,000 U.S. Treasury Bills, due from
  10/30/97 to 12/4/97, value $253,335,912)............................ 5.94                    248,146,000            248,146,000
J.P. Morgan Securities Inc.
  dated 7/31/97, due 8/1/97 in the amount of
  $238,698,053 (fully collateralized by
  $250,000,000 U.S. Treasury Bills due
  1/29/98, value $243,528,889)........................................ 5.74                    238,660,000            238,660,000
SBC Capital Corp.
  dated 7/31/97, due 8/1/97 in the amount of
  $258,040,993 (fully collateralized by
  $261,855,000 U.S. Treasury Notes, 5.25%
  due 12/31/97, value $262,685,749)................................... 5.72                    258,000,000            258,000,000

#
DREYFUS TREASURY CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                                 JULY 31, 1997 (UNAUDITED)
                                                                  Annualized
                                                                   Yield on
                                                                    Date of                      Principal
Repurchase Agreements (continued)                                  Purchase                       Amount                Value
                                                                 ----------                   ------------         --------------
UBS Securities Inc.
  dated 7/31/97, due 8/1/97 in the amount of
  $300,047,917 (fully collateralized by
  $300,961,000 U.S. Treasury Notes, 5.13%-7.25%,
  due from 2/15/98 to 7/31/98, value
  $305,967,589).................................                      5.75%                $   300,000,000        $   300,000,000
                                                                                                                          -------
TOTAL REPURCHASE AGREEMENTS
  (cost $1,468,806,000).......................................................                                     $1,468,806,000
                                                                                                                          =======
TOTAL INVESTMENTS
  (cost $3,151,115,158)..................  99.6%                                                                   $3,151,115,158
                                            ====                                                                          =======
CASH AND RECEIVABLES (NET)...............    .4%                                                                 $     14,026,992
                                            ====                                                                          =======
NET ASSETS............                    100.0%                                                                   $3,165,142,150
                                            ====                                                                          =======
SEE NOTES TO FINANCIAL STATEMENTS

#
DREYFUS TREASURY PRIME CASH MANAGEMENT
STATEMENT OF INVESTMENTS                                                                                  JULY 31,1997 (UNAUDITED)
                                                                  Annualized
                                                                   Yield on
                                                                    Date of                      Principal
U.S. Treasury Bills-14.3%                                         Purchase                        Amount               Value
                                                                 ----------                   ------------         --------------
  8/14/97......................................................        5.32 %            $       6,065,000      $       6,053,524
  8/21/97......................................................        5.58                     41,770,000             41,647,243
  10/02/97.....................................................        5.44                     36,900,000             36,561,914
  11/13/97.....................................................        5.23                     73,495,000             72,419,828
  12/4/97......................................................        5.22                     52,701,000             51,767,566
  12/11/97.....................................................        5.25                     89,396,000             87,719,339
  1/2/98.......................................................        5.16                      9,750,000              9,540,207
  1/8/98.......................................................        5.20                      1,239,000.             1,211,081
  4/2/98.......................................................        5.95                    150,000,000            144,286,332
                                                                                                                          -------
TOTAL U.S. TREASURY BILLS
  (cost $451,207,034).........................................................                                    $   451,207,034
                                                                                                                          =======
U.S. Treasury Notes-87.6%
  6.50%, 8/15/97...............................................        5.29%               $   205,000,000        $   205,087,541
  5.63%, 8/31/97...............................................        5.38                     60,100,000             60,194,193
  6%, 8/31/97..................................................        5.33                    705,950,000            706,186,814
  5.50%, 9/30/97...............................................        5.37                      6,200,000              6,200,000
  5.75%, 9/30/97...............................................        5.37                    626,420,000            626,659,528
  8.75%, 10/15/97..............................................        5.35                    102,933,000            103,604,379
  5.75%, 10/31/97..............................................        5.30                    150,000,000            150,097,698
  5.38%, 11/30/97..............................................        5.39                    680,775,000            680,442,660
  6%, 11/30/97.................................................        5.37                    100,000,000            100,159,806
  5.13%, 2/28/98...............................................        5.34                     69,119,000             68,947,763
  6.13%, 3/31/98...............................................        5.36                     61,781,000             62,012,298
                                                                                                                          -------
TOTAL U.S. TREASURY NOTES
  (cost $2,769,592,680).......................................................                                     $2,769,592,680
                                                                                                                          =======
TOTAL INVESTMENTS
  (cost $3,220,799,714).................. 101.9%                                                                   $3,220,799,714
                                             ===                                                                          =======
LIABILITIES, LESS CASH AND RECEIVABLES...  (1.9%)                                                                $    (58,506,145)
                                             ===                                                                          =======
NET ASSETS............................... 100.0%                                                                   $3,162,293,569
                                             ===                                                                          =======
SEE NOTES TO FINANCIAL STATEMENTS.

#

Summary of Abbreviations
AMBAC         American Municipal Bond Assurance Corporation             LOC       Letter of Credit
BAN           Bond Anticipation Notes                                   LOR       Limited Obligation Revenue
BPA           Bond Purchase Agreement                                   MBIA      Municipal Bond Investors Assurance
CP            Commercial Paper                                                        Insurance Corporation
EDR           Economic Development Revenue                              MFHR      Multi-Family Housing Revenue
FGIC          Financial Guaranty Insurance Company                      PCR       Pollution Control Revenue
FNMA          Federal National Mortgage Association                     RAN       Revenue Anticipation Notes
FSA           Financial Security Assurance                              RRR       Resources Recovery Revenue
GAN           Grant Anticipation Notes                                  SBPA      Standby Bond Purchase Agreement
GIC           Guaranteed Investment Contract                            SFMR      Single Family Mortgage Revenue
HR            Hospital Revenue                                          TAN       Tax Anticipation Notes
IR            Industrial Revenue                                        TRAN      Tax and Revenue Anticipation Notes
IDR           Industrial Development Revenue                            VRDN      Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)
                                                                                                          Percentage of Value
                                                                                    ----------------------------------------------
                                                                                          Dreyfus         Dreyfus       Dreyfus
                                                                                       Municipal Cash    New York     Tax Exempt
                                                                                         Management    Municipal Cash    Cash
Fitch (a)             or           Moody's        or              Standard & Poor's         Plus        Management    Management
---------                          --------                       --------                 -------         -------       -------
F1+/F1                             VMIG1/MIG1, P1 (b)             SP1+/SP1, A1+/A1 (b)       98.4%           98.4%          94.7%
F2                                 VMIG2/MIG2, P2                 SP2, A2                      .-              .-            1.8
AAA/AA (c)                         Aaa/Aa (c)                     AAA/AA (c)                   .-              .-            1.7
Not Rated (d)                      Not Rated (d)                  Not Rated (d)               1.6             1.6            1.8
                                                                                             ----            ----           ----
                                                                                            100.0%          100.0%         100.0%
                                                                                             ====            ====           ====
Notes to Summary of Combined Ratings:
(a)    Fitch currently provides creditworthiness information for a limited number of investments.
(b)    P1 and A1 are the highest ratings assigned tax-exempt commercial paper by Moody's and Standard & Poor's, respectively.
(c)    Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
(d)    Securities which, while not rated by Fitch, Moody's and Standard &
Poor's have been determined by the Fund's Manager to be of comparable quality to those rated securities in which the Fund may invest.
SEE NOTES TO FINANCIAL STATEMENTS.

#
STATEMENTS OF ASSETS AND LIABILITIES                                                         JULY 31, 1997 (UNAUDITED)
($ IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)
                                              Dreyfus       Dreyfus    Dreyfus       Dreyfus      Dreyfus   Dreyfus    Dreyfus
                                    Dreyfus     Cash    Government  Municipal Cash  New York   Tax Exempt  Treasury   Treasury
                                     Cash    Management     Cash      Management  Municipal Cash  Cash       Cash     Prime Cash
                                  Management    Plus      Management    Plus      Management  Management  Management  Management
                                     -------------------------------------------------------------------------------------------
ASSETS:
Investments at value.....       $3,451,903  $7,250,757  $5,111,863  $   185,883  $   176,145  $1,492,929  $3,151,115  $3,220,800
Cash.....................              578       8,012      18,193          144        5,207       1,956       ----        1,517
Receivable for investment
  securities sold........            ----         ----      47,367    ----           ----         ----         ----     ----
Interest receivable......           13,484      67,297      42,019        1,034          941       9,471      16,620      52,211
                                     -------------------------------------------------------------------------------------------
                                 3,465,965   7,326,066   5,219,442      187,061      182,293   1,504,356   3,167,735   3,274,528
                                     -------------------------------------------------------------------------------------------
LIABILITIES:
Due to The Dreyfus Corporation
  and affiliates.........              674       1,252         905           36           35         277         585         572
Cash overdraft due to Custodian      ----       ----        ----         ----        ----        ----           1947      ----
Due to Distributor.......               41         165          95            8            2           8          61          75
Payable for investment securities
  purchased..............            ----      182,335      47,367       ----        ----        ----          ----       ----
Payable for shares of Beneficial
  Interest redeemed......              994      51,286     128,225       ----        ----        ----          ----      111,587
                                     -------------------------------------------------------------------------------------------
                                     1,709     235,038     176,592           44           37         285       2,593     112,234
                                     -------------------------------------------------------------------------------------------
NET ASSETS...............       $3,464,256  $7,091,028  $5,042,850    $ 187,017  $   182,256  $1,504,071  $3,165,142  $3,162,294
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------

REPRESENTED BY:
Paid-in capital..........       $3,464,756  $7,092,128  $5,043,438  $   187,185...   182,262  $1,504,548  $3,165,515  $3,162,314
Accumulated net realized gain (loss)
  on investments.........             (500)     (1,100)       (588)        (168)          (6)       (477)       (373)        (20)
                                     -------------------------------------------------------------------------------------------
NET ASSETS.............         $3,464,256  $7,091,028  $5,042,850  $   187,017  $   182,256  $1,504,071  $3,165,142  $3,162,294
                                     -------------------------------------------------------------------------------------------
                                     -------------------------------------------------------------------------------------------

                                                          NET ASSET VALUE PER SHARE
                                                         ----------------------------
INSTITUTIONAL SHARES
----------
  Net Assets.............       $2,973,006  $6,195,771  $4,300,462  $   148,680..$   167,739  $1,340,682  $2,676,946  $2,831,770
  Shares Outstanding.....        2,973,476   6,196,835   4,300,981      148,843      167,742   1,341,141   2,677,302   2,831,799
  NET ASSET VALUE PER SHARE          $1.00       $1.00       $1.00        $1.00        $1.00       $1.00       $1.00       $1.00
                                       ===         ===         ===          ===          ===         ===         ===         ===
INVESTOR SHARES
--------
  Net Assets.............          462,089     833,304     699,284       38,289       13,586     163,389     459,747     314,194
  Shares Outstanding.....          462,119     833,339     699,355       38,294       13,588     163,407     459,764     314,185
  NET ASSET VALUE PER SHARE          $1.00       $1.00       $1.00        $1.00        $1.00       $1.00       $1.00       $1.00
                                       ===         ===         ===          ===          ===         ===         ===         ===
ADMINISTRATIVE SHARES
-----------
  Net Assets.............           28,196      54,387      24,973           .-           .-          .-          .-          .-
  Shares Outstanding.....           28,196      54,389      24,971           .-           .-          .-          .-          .-
  NET ASSET VALUE PER SHARE          $1.00       $1.00       $1.00        $1.00        $1.00       $1.00       $1.00       $1.00
                                       ===         ===         ===          ===          ===         ===         ===         ===
PARTICIPANT SHARES
---------
  Net Assets.............              965       7,566      18,131           48          931          .-      28,449      16,330
  Shares Outstanding.....              965       7,566      18,131           48          931          .-      28,449      16,330
  NET ASSET VALUE PER SHARE          $1.00       $1.00       $1.00        $1.00        $1.00       $1.00       $1.00       $1.00
                                       ===         ===         ===          ===          ===         ===         ===         ===
SEE NOTES TO FINANCIAL STATEMENTS.

#
STATEMENTS OF OPERATIONS
($ IN THOUSANDS) SIX MONTHS ENDED JULY 31, 1997 (UNAUDITED)
                                            Dreyfus     Dreyfus     Dreyfus        Dreyfus     Dreyfus     Dreyfus    Dreyfus
                                  Dreyfus     Cash     Government Municipal Cash  New York   Tax Exempt Treasury  Treasury Prime
                                   Cash    Management    Cash      Management  Municipal Cash   Cash         Cash      Cash
                                Management    Plus    Management     Plus       Management  Management   Management  Management
                                ------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest Income...........       $  95,956    $198,974    $146,521   $    3,627   $    2,862   $  29,081   $  84,099   $  88,256
                                ------------------------------------------------------------------------------------------------

EXPENSES:
  Management fee-Note 2(a)           3,443       7,048       5,271          197          159       1,606       3,098       3,295
  Distribution fees-Note 2(b)
    Investor Shares.......             652         955         667           50           15         107         468         365
    Administrative Shares.               4          16          16          ---          ---         ---         ---         ---
    Participant Shares....               2           9          16          ---            1         ---          29          25
                                ------------------------------------------------------------------------------------------------
                                     4,101       8,028       5,970          247          175       1,713       3,595       3,685
                                ------------------------------------------------------------------------------------------------
INVESTMENT INCOME-NET.....          91,855     190,946     140,551        3,380        2,687      27,368      80,504      84,571
NET REALIZED GAIN (LOSS)
  ON INVESTMENTS-Note 1(b)            (167)       (220)        255           12            2          (9)        (31)        123
                                ------------------------------------------------------------------------------------------------
NET INCREASE IN
  NET ASSETS RESULTING
  FROM OPERATIONS.........       $  91,688    $190,726    $140,806   $    3,392   $    2,689   $  27,359   $  80,473   $  84,694
                                ------------------------------------------------------------------------------------------------
                                ------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

#

STATEMENTS OF CHANGES IN NET ASSETS
($ IN THOUSANDS)
                                               Dreyfus Cash Management              Dreyfus Cash Management Plus, Inc.
                                         ------------------------------------  ---------------------------------------------

                                          Six Months Ended                     Six Months Ended  Four Months Ended
                                          July 31, 1997      Year Ended        July 31, 1997     January 31,     Year Ended
                                           (Unaudited)    January 31, 1997      (Unaudited)        1997*     September 30, 1996
                                         ------------------------------------  ---------------------------------------------
OPERATIONS:
Investment income-net.........         $       91,855    $     163,884         $     190,946  $     116,850    $      318,484
Net realized gain (loss) on investments          (167)            (134)                 (220)            46                (2)
                                               ------           ------                ------         ------            ------
Net Increase (Decrease) in Net Assets
    Resulting from Operations.                 91,688          163,750               190,726        116,896           318,482
                                               ------           ------                ------         ------            ------
DIVIDENDS TO SHAREHOLDERS FROM:
Investment income-net:
    Institutional Shares......                (78,303)        (138,229)             (170,116)      (104,056)         (292,839)
    Investor Shares...........                (13,331)         (25,655)              (19,863)       (12,766)          (25,645)
    Administrative Shares.....                   (196)            ----                  (858)           (26)             ----
    Participant Shares........                    (25)            ----                  (109)            (2)             ----
                                               ------           ------                ------         ------            ------
    Total Dividends...........                (91,855)        (163,884)             (190,946)      (116,850)         (318,484)
                                               ------           ------                ------         ------            ------
BENEFICIAL INTEREST/CAPITAL STOCK
    TRANSACTIONS ($1.00 per share):
Net proceeds from shares sold:
    Institutional Shares......             16,252,709       24,051,495            59,361,326     38,291,612        93,822,519
    Investor Shares...........              2,283,105        3,776,647             2,523,372      2,019,846         3,923,658
    Administrative Shares.....                100,000             ----               103,476         15,888              ----
    Participant Shares........                 10,002             ----                15,508          1,420              ----
Dividends reinvested:
    Institutional Shares......                 30,985           46,596                82,575         48,591           115,308
    Investor Shares...........                  4,569            7,234                18,729         12,241            24,909
    Administrative Shares.....                    196             ----                   719             26              ----
    Participant Shares........                   ----             ----                   107              2              ----
Cost of shares redeemed:
    Institutional Shares......            (16,068,867)     (23,782,306)          (58,763,789)   (37,590,704)      (93,576,512)
    Investor Shares...........             (2,406,138)      (3,633,582)           (2,490,691)    (1,879,424)       (3,671,805)
    Administrative Shares.....                (72,000)            ----               (50,006)       (15,714)             ----
    Participant Shares........                 (9,037)            ----                (8,521)          (950)             ----
                                               ------           ------                ------         ------            ------
Increase (Decrease) in Net Assets From
    Beneficial Interest/
    Capital Stock Transactions                125,524          466,084               792,805        902,834           638,077
                                               ------           ------                ------         ------            ------
Total Increase (Decrease)
    In Net Assets.............                125,357          465,950               792,585        902,880           638,075
NET ASSETS:
    Beginning of period.......              3,338,899        2,872,949             6,298,443      5,395,563         4,757,488
                                               ------           ------                ------         ------            ------
    End of period.............          $   3,464,256    $   3,338,899         $   7,091,028  $   6,298,443     $   5,395,563
                                               ======           ======                ======         ======            ======
*  The Fund changed its fiscal year end from September 30 to January 31.
SEE NOTES TO FINANCIAL STATEMENTS.

#
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
($ IN THOUSANDS)
                                          Dreyfus Government Cash Management       Dreyfus Municipal Cash Management Plus
                                         ------------------------------------  ---------------------------------------------
                                          Six Months Ended                     Six Months Ended
                                           July 31, 1997     Year Ended        July 31, 1997  One Month Ended  Year Ended
                                            (Unaudited)  January 31, 1997      (Unaudited)  January 31, 1997*  December 31, 1996
                                         ------------------------------------  ---------------------------------------------
OPERATIONS:
Investment income-net.........         $      140,551   $      284,091       $        33,380  $         540  $          7,661
Net realized gain (loss) on investments           255             (507)                   12            (17)               (6)
                                               ------           ------                ------         ------            ------
Net Increase (Decrease) in Net Assets
    Resulting from Operations.                140,806          283,584                 3,392            523             7,655
                                               ------           ------                ------         ------            ------
DIVIDENDS TO SHAREHOLDERS FROM:
Investment income-net:
    Institutional Shares......               (125,884)        (252,188)               (2,739)          (417)           (6,211)
    Investor Shares...........                (13,625)         (31,739)                 (641)          (123)           (1,450)
    Administrative Shares.....                   (836)            (164)                 ----           ----              ----
    Participant Shares........                   (206)            ----                  ----           ----              ----
                                               ------           ------                ------         ------            ------
    Total Dividends...........               (140,551)        (284,091)               (3,380)          (540)           (7,661)
                                               ------           ------                ------         ------            ------
BENEFICIAL INTEREST/CAPITAL STOCK
TRANSACTIONS ($1.00 per share):
Net proceeds from shares sold:
    Institutional Shares......             35,197,185       71,649,461               710,656        117,013         1,844,365
    Investor Shares...........              2,976,573        6,751,055               152,935         76,770           525,651
    Administrative Shares.....                196,755           67,556                  ----           ----              ----
    Participant Shares........                231,928              282                    48           ----              ----
Dividends reinvested:
    Institutional Shares......                 60,137          117,875                 2,487            377             5,717
    Investor Shares...........                  6,945           17,014                   624            108             1,317
    Administrative Shares.....                    836              164                  ----           ----              ----
    Participant Shares........                     33             ----                  ----           ----              ----
Cost of shares redeemed:
    Institutional Shares......            (35,522,179)     (71,979,738)             (723,425)      (114,338)       (1,888,252)
    Investor Shares...........             (2,831,719)      (6,672,178)            (181,944)        (56,030)         (503,956)
    Administrative Shares.....               (209,519)         (30,820)                ----            ----              ----
    Participant Shares........               (214,049)             (63)                ----            ----              ----
                                               ------           ------                ------         ------            ------
Increase (Decrease) in Net Assets From
    Beneficial Interest/
    Capital Stock Transactions               (107,074)         (79,392)             (38,619)         23,900           (15,158)
                                               ------           ------                ------         ------            ------
Total Increase (Decrease)
    In Net Assets.............               (106,819)         (79,899)             (38,607)         23,883           (15,164)
NET ASSETS:
    Beginning of period.......              5,149,669        5,229,568               225,624        201,741           216,905
                                               ------           ------                ------         ------            ------
    End of period.............          $   5,042,850    $   5,149,669        $      187,017   $    225,624    $      201,741
                                               ======           ======                ======         ======            ======
*  The Fund changed its fiscal year end from December 31 to January 31.
SEE NOTES TO FINANCIAL STATEMENTS.

#
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
($ IN THOUSANDS)
                                                        Dreyfus New York Municipal                               Dreyfus Tax Exempt
                                                             Cash Management                                      Cash Management
                                          --------------------------------------------------  ----------------------------------
                                        Six Months Ended                                     Six Months Ended
                                          July 31, 1997  Six Months Ended    Year Ended       July 31, 1997       Year Ended
                                          (Unaudited)  January 31, 1997*   July 31, 1996       (Unaudited)     January 31, 1997
                                          --------------------------------------------------  ----------------------------------
OPERATIONS:
Investment income-net.........          $       2,687    $       2,442        $        3,484   $     27,368      $     46,711
Net realized gain (loss) on investments             2            ----                     (3)            (9)             (144)
                                                -----            -----                 -----          -----             -----
Net Increase (Decrease) in Net Assets
  Resulting from Operations...                  2,689            2,442                 3,481         27,359            46,567
                                                -----            -----                 -----          -----             -----
DIVIDENDS TO SHAREHOLDERS FROM:
Investment income-net:
  Institutional Shares........                 (2,489)          (2,228)               (3,224)       (25,997)          (45,013)
  Investor Shares.............                   (191)            (214)                 (260)        (1,371)           (1,698)
  Participant Shares..........                     (7)            ----                  ----           ----              ----
                                                -----            -----                 -----          -----             -----
  Total Dividends.............                 (2,687)          (2,442)               (3,484)       (27,368)          (46,711)
                                                -----            -----                 -----          -----             -----
BENEFICIAL INTEREST/CAPITAL STOCK
TRANSACTIONS ($1.00 per share):
Net proceeds from shares sold:
  Institutional Shares........                389,531          242,550               517,023      4,868,444         9,298,862
  Investor Shares.............                 12,421           19,483                29,578        249,832           296,940
  Participant Shares..........                  1,752             ----                  ----           ----              ----
Dividends reinvested:
  Institutional Shares........                    252               80                   200          7,507             8,434
  Investor Shares.............                    191              212                   260            177               466
  Participant Shares..........                      7             ----                  ----           ----              ----
Cost of shares redeemed:
  Institutional Shares........               (354,732)        (242,314)             (486,159)    (5,181,412)       (9,027,505)
  Investor Shares.............                 (7,424)         (25,614)              (21,544)      (131,050)         (332,781)
  Participant Shares..........                   (828)            ----                  ----           ----              ----
                                                -----            -----                 -----          -----             -----
Increase (Decrease) in Net Assets From
  Beneficial Interest/
  Capital Stock Transactions..                 41,170           (5,603)               39,358       (186,502)          244,416
                                                -----            -----                 -----          -----             -----
Total Increase (Decrease)
  In Net Assets...............                 41,172           (5,603)               39,355       (186,511)          244,272
NET ASSETS:
  Beginning of period.........                141,084          146,687               107,332      1,690,582         1,446,310
                                                -----            -----                 -----          -----             -----
  End of period...............           $    182,256     $    141,084           $   146,687    $ 1,504,071       $ 1,690,582
                                                =====            =====                 =====          =====             =====
*  The Fund changed its fiscal year end from July 31 to January 31.
SEE NOTES TO FINANCIAL STATEMENTS.

#

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
($ IN THOUSANDS)
                                            Dreyfus Treasury Cash Management                   Dreyfus Treasury Prime Cash
Management
                            ------------------------------------------------  --------------------------------------------------
                            Six Months Ended                                      Six Months Ended
                            July 31, 1997  Six Months Ended   Year Ended    July 31, 1997  Eleven Months Ended  Year Ended
                            (Unaudited)  January 31, 1997(1)  July 31, 1996  (Unaudited)  January 31, 1997(2)  February 29, 1996
                            ------------------------------------------------  --------------------------------------------------
OPERATIONS:
Investment income-net..    $       80,504     $       76,299   $     139,568    $       84,571    $     159,795    $     190,392
Net realized gain (loss)
    on investments.....               (31)                (6)           (217)              123              (20)            (115)
                                   ------             ------          ------            ------           ------           ------
Net Increase (Decrease) in
    Net Assets Resulting
    from Operations....            80,473             76,293         139,351            84,694          159,775          190,277
                                   ------             ------          ------            ------           ------           ------
DIVIDENDS TO
    SHAREHOLDERS FROM:
Investment income-net:
    Institutional Shares          (70,822)           (68,531)       (132,404)          (77,109)        (145,407)        (179,192)
    Investor Shares....            (9,334)            (7,768)         (7,164)           (7,166)         (14,388)         (11,200)
    Participant Shares.              (348)              ----            ----              (296)            ----             ----
                                   ------             ------          ------            ------           ------           ------
    Total Dividends....           (80,504)           (76,299)       (139,568)          (84,571)        (159,795)        (190,392)
                                   ------             ------          ------            ------           ------           ------
BENEFICIAL INTEREST/CAPITAL
    STOCK TRANSACTIONS
    ($1.00 per share):
Net proceeds from shares sold:
    Institutional Shares       15,239,885         16,841,898      33,657,047        25,542,645       55,628,839       46,535,418
    Investor Shares....         2,072,968          2,088,123       1,917,234           972,990        1,802,748        1,619,789
    Administrative Shares            ----               ----            ----              ----               25             ----
    Participant Shares.           172,037               ----            ----           117,776             ----             ----
Dividends reinvested:
    Institutional Shares           23,645             21,625          39,639            26,213           47,531           60,805
    Investor Shares....             1,509              1,603           1,777             3,507            6,118            4,969
    Participant Shares.                 4               ----            ----                30             ----             ----
Cost of shares redeemed:
    Institutional Shares      (15,235,135)       (16,634,768)    (33,227,757)      (25,783,784)     (55,533,887)     (47,034,381)
    Investor Shares....        (1,945,143)        (1,996,877)     (1,720,479)       (1,020,330)      (1,706,468)      (1,491,661)
    Administrative Shares            ----               ----            ----              ----              (25)            ----
    Participant Shares.          (143,591)              ----            ----          (101,476)            ----             ----
                                   ------             ------          ------            ------           ------           ------
Increase (Decrease) in Net Assets
    From Beneficial Interest/
    Capital Stock Transactions    186,179            321,604         667,461          (242,429)         244,881         (305,061)
                                   ------             ------          ------            ------           ------           ------
Total Increase (Decrease)
    In Net Assets......           186,148            321,598         667,244          (242,306)         244,861         (305,176)
NET ASSETS:
    Beginning of period         2,978,994          2,657,396       1,990,152         3,404,600        3,159,739        3,464,915
                                   ------             ------          ------            ------           ------           ------
    End of period......     $   3,165,142      $   2,978,994   $   2,657,396     $   3,162,294    $   3,404,600    $   3,159,739
                                   ======             ======          ======            ======           ======           ======
(1)    The Fund changed its fiscal year end from July 31 to January 31.
(2)    The Fund changed its fiscal year end from February 28/29 to January 31.
SEE NOTES TO FINANCIAL STATEMENTS.

#

FINANCIAL HIGHLIGHTS (UNAUDITED)
    Contained below is per share operating performance data for a share of
Common Stock / Beneficial Interest outstanding, as the case may be, for each share class of each Fund indicated, total investment returns, ratios to average net assets and other supplemental data for each period indicated.
This information has been derived from each Fund's financial statements.
                                                        Per Share Data                                   Ratios/Supplemental Data
                                  --------------------------------------------  --------------------------------------------------
                                                                                                                    Decrease
                                                                                                      Ratio of Net   reflected
                       Net Asset              Dividends   Net Asset            Ratio of  Investment     in expense  Net Assets
                         Value      Net       from Net    Value       Total    Expenses  Income to   ratios  due to   End of
                       Beginning  Investment  Investment   End     Investment  to Average  Average  undertaking by     Period
                       of Period  Income       Income     of Period  Return    Net Assets  Net Assets  the Manager  (in millions)
                                  --------------------------------------------  --------  ----------------------------------------
DREYFUS CASH MANAGEMENT
  Institutional Shares
  Six Months Ended July 31, 1997    $1.00      $.027    $(.027)      $1.00        5.42%*  .20%*        5.38%*    .-        $2,973
  Year Ended January 31,
    1997......................       1.00       .053     (.053)       1.00        5.39    .20          5.27      .-         2,758
    1996......................       1.00       .059     (.059)       1.00        6.03    .20          5.86      .-         2,443
    1995......................       1.00       .042     (.042)       1.00        4.28    .20          4.08      .-         1,817
    1994......................       1.00       .031     (.031)       1.00        3.15    .20          3.11     .03%        2,895
    1993......................       1.00       .036     (.036)       1.00        3.68    .20          3.60     .04         5,475
  Administrative Shares
  Six Months Ended July 31, 1997     1.00       .026     (.026)       1.00        5.32*   .30*         5.27*     .-            28
  Period Ended January 31, 1997 (1)  1.00       .010     (.010)       1.00        5.22*   .30*         3.74*     .-            .-
  Investor Shares
  Six Months Ended July 31, 1997     1.00       .025     (.025)       1.00        5.18*   .45*         5.11*     .-           462
  Year Ended January 31,
    1997......................       1.00       .050     (.050)       1.00        5.13    .45          5.02      .-           581
    1996......................       1.00        .056    (.056)       1.00        5.76    .45          5.54      .-           430
    1995......................       1.00       .040     (.040)       1.00        4.03    .45          3.94      .-            85
    1994 (2)..................       1.00       .002     (.002)       1.00        2.82*   .45*         2.83*     .-            52
  Participant Shares
  Six Months Ended July 31, 1997     1.00       .025     (.025)       1.00        5.02*   .60*         4.97*     .-             1
  Period Ended January 31, 1997 (1)  1.00       .010     (.010)       1.00        4.92*   .60*         3.84*     .-            .-
----------------------------------------------------------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT PLUS, INC.
  Institutional Shares
  Six Months Ended July 31, 1997    $1.00      $.027    $(.027)      $1.00        5.53%*  .20%*        5.45%*    .-        $6,196
  Period Ended January 31, 1997(3)   1.00       .018     (.018)       1.00        5.34*   .20*         5.32*     .-         5,516
  Year Ended September 30,
    1996......................       1.00       .055     (.055)       1.00        5.59    .20          5.46      .-         4,766
    1995......................       1.00       .057     (.057)       1.00        5.86    .20          5.81      .-         4,405
    1994......................       1.00       .036     (.036)       1.00        3.65    .20          3.49     .01%        1,893
    1993......................       1.00       .032     (.032)       1.00        3.20    .20          3.15     .04         3,003
  Administrative Shares
  Six Months Ended July 31, 1997     1.00       .027     (.027)       1.00        5.42*   .30*         5.35*     .-            54
  Period Ended January 31, 1997 (1)  1.00       .010     (.010)       1.00        5.22*   .30*         4.99*     .-            .-
  Investor Shares
  Six Months Ended July 31, 1997     1.00       .026     (.026)       1.00        5.26*   .45*         5.20*     .-           833
  Period Ended January 31, 1997(3)   1.00       .017     (.017)       1.00        5.10*   .45*         5.07*     .-           782
  Year Ended September 30,
    1996......................       1.00       .052     (.052)       1.00        5.33    .45          5.19      .-           629
    1995......................       1.00       .055     (.055)       1.00        5.61    .45          5.66      .-           352
    1994 (4)..................       1.00       .025     (.025)       1.00        3.61*   .45*         4.00*     .-             6
  Participant Shares
  Six Months Ended July 31, 1997     1.00       .025     (.025)       1.00        5.10*   .60*         5.05*     .-             8
  Period Ended January 31, 1997 (1)  1.00       .010     (.010)       1.00        4.92*   .60*         4.78*     .-            .-
*  Annualized.
(1)    From November 21, 1996 (commencement of initial offering) to January 31, 1997.
(2)    From January 10, 1994 (commencement of initial offering) to January 31, 1994.
(3)    The Fund changed its fiscal year end from September 30 to January 31.
(4)    From January 24, 1994 (commencement of initial offering) to September 30, 1994.
SEE NOTES TO FINANCIAL STATEMENTS.
#
FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)
    Contained below is per share operating performance data for a share of
Common Stock / Beneficial Interest outstanding, as the case may be, for each share class of each Fund indicated, total investment returns, ratios to average net assets and other supplemental data for each period indicated.
This information has been derived from each Fund's financial statements.
                                                        Per Share Data                      Ratios/Supplemental Data
                                         --------------------------------------------  ------------------------------------------

                                                                                                                    Decrease
                                                                                                      Ratio of Net   reflected
                       Net Asset              Dividends   Net Asset            Ratio of  Investment     in expense  Net Assets
                         Value      Net       from Net    Value       Total    Expenses  Income to   ratios  due to   End of
                       Beginning  Investment  Investment   End     Investment  to Average  Average  undertaking by     Period
                       of Period  Income       Income     of Period  Return    Net Assets  Net Assets  the Manager  (in millions)
                                  --------------------------------------------  --------  ---------------------------------------
DREYFUS GOVERNMENT CASH MANAGEMENT
  Institutional Shares
  Six Months Ended July 31, 1997    $1.00      $.027    $(.027)      $1.00        5.42%*  .20%*        5.36%*    .-        $4,300
  Year Ended January 31,
    1997......................       1.00       .053     (.053)       1.00        5.38    .20          5.25      .-         4,565
    1996......................       1.00       .059     (.059)       1.00        6.01    .20          5.83      .-         4,778
    1995......................       1.00       .041     (.041)       1.00        4.21    .20          4.04      .-         2,797
    1994......................       1.00       .031     (.031)       1.00        3.12    .20          3.08     .03%        4,516
    1993......................       1.00       .037     (.037)       1.00        3.76    .20          3.61     .05        10,230
  Administrative Shares
  Six Months Ended July 31, 1997     1.00       .026     (.026)       1.00        5.32*   .30*         5.27*     .-            25
  Period Ended January 31, 1997 (1)  1.00       .010     (.010)       1.00        5.17*   .30*         5.15*     .-            37
  Investor Shares
  Six Months Ended July 31,...       1.00       .025     (.025)       1.00        5.16*   .45*         5.11*     .-           699
  Year Ended January 31,
    1997......................       1.00       .050     (.050)       1.00        5.12    .45          5.01      .-           547
    1996......................       1.00       .056     (.056)       1.00        5.75    .45          5.49      .-           452
    1995......................       1.00       .039     (.039)       1.00        3.95    .45          4.22      .-            40
    1994 (2)..................       1.00       .002     (.002)       1.00        2.82*   .45*         2.83*     .-            15
  Participant Shares
  Six Months Ended July 31, 1997     1.00       .025     (.025)       1.00        5.02*   .60*         4.96*     .-            18
  Period Ended January 31, 1997 (1)  1.00       .001     (.001)       1.00        4.87*   .60*         4.85*     .-            .-
---------------------------------------------------------------------------------------------------------------------------------

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
  Institutional Shares
  Six Months Ended July 31, 1997    $1.00      $.017    $(.017)      $1.00        3.53%*  .20%*        3.50%*    .-          $149
  Period Ended January 31, 1997 (3)  1.00       .003     (.003)       1.00        3.41    .20          3.38      .-           159
  Year Ended December 31,
    1996......................       1.00       .034     (.034)       1.00        3.43    .20          3.38      .-           156
    1995......................       1.00       .038     (.038)       1.00        3.85    .20          3.78      .-           194
    1994......................       1.00       .027     (.027)       1.00        2.76    .20          2.62      .-           193
    1993......................       1.00       .024     (.024)       1.00        2.44    .20          2.40     .07%          365
  Administrative Shares
  Six Months Ended July 31, 1997     1.00       .017     (.017)       1.00        3.43*   .30*         3.52*     .-            .-
  Period Ended January 31, 1997 (3)  1.00       .003     (.003)       1.00        3.30*   .30*         3.64*     .-            .-
  Period Ended December 31, 1996 (4) 1.00       .004     (.004)       1.00        3.38*   .30*         3.73*     .-            .-
  Investor Shares
  Six Months Ended July 31, 1997     1.00       .016     (.016)       1.00        3.27*   .45*         3.20*     .-            38
  Period Ended January 31, 1997 (3)  1.00       .003     (.003)       1.00        3.18*   .45*         3.13*     .-            67
  Year Ended December 31,
    1996......................       1.00       .031     (.031)       1.00        3.18    .45          3.14      .-            46
    1995......................       1.00       .035     (.035)       1.00        3.60    .45          3.51      .-            23
    1994......................       1.00       .025     (.025)       1.00        2.51    .45          2.43      .-             1
    1993 (5)..................       1.00       .005     (.005)       1.00        2.12*   .45*         2.14*     .-            .-
  Participant Shares
  Six Months Ended July 31, 1997     1.00       .015     (.015)       1.00        3.13*   .60*         3.09*     .-            .-
  Period Ended January 31, 1997 (3)  1.00       .003     (.003)       1.00        2.94*   .60*         3.17*     .-            .-
  Period Ended December 31, 1996 (4) 1.00       .004     (.004)       1.00        3.12*   .60*         3.55*     .-            .-
*  Annualized.
(1)    From November 21, 1996 (commencement of initial offering) to January 31, 1997.
(2)    From January 10, 1994 (commencement of initial offering) to January 31, 1994.
(3)    The Fund changed its fiscal year end from December 31 to January 31.
(4)    From November 21, 1996 (commencement of initial offering) to December 31, 1996.
(5)    From September 30, 1993 (commencement of initial offering) to December 31, 1993.
SEE NOTES TO FINANCIAL STATEMENTS.

#
FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)
    Contained below is per share operating performance data for a share of
Common Stock / Beneficial Interest outstanding, as the case may be, for each share class of each Fund indicated, total investment returns, ratios to average net assets and other supplemental data for each period indicated.
This information has been derived from each Fund's financial statements.
                                                        Per Share Data                      Ratios/Supplemental Data
                                         --------------------------------------------  ------------------------------------------

                                                                                                                    Decrease
                                                                                                      Ratio of Net   reflected
                       Net Asset              Dividends   Net Asset            Ratio of  Investment     in expense  Net Assets
                         Value      Net       from Net    Value       Total    Expenses  Income to   ratios  due to   End of
                       Beginning  Investment  Investment   End     Investment  to Average  Average  undertaking by     Period
                       of Period  Income       Income     of Period  Return    Net Assets  Net Assets  the Manager  (in millions)
                                  --------------------------------------------  --------  ---------------------------------------
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
  Institutional Shares
  Six Months Ended July 31, 1997    $1.00      $.017    $(.017)      $1.00        3.43%*      .20%*    3.40%*    .-          $168
  Six Months Ended
    January 31, 1997(1).......       1.00       .017     (.017)       1.00        3.29*       .20*     3.28*     .-           133
  Year Ended July 31,
    1996......................       1.00       .034     (.034)       1.00        3.44        .20      3.33      .-           132
    1995......................       1.00       .034     (.034)       1.00        3.46        .20      3.42      .-           101
    1994......................       1.00       .022     (.022)       1.00        2.23        .20      2.18     .06%           83
    1993......................       1.00       .023     (.023)       1.00        2.27        .20      2.20     .18           117
  Administrative Shares
  Six Months Ended July 31, 1997     1.00       .016     (.016)       1.00        3.31*       .30*     3.60*     .-            .-
  Period Ended January 31, 1997 (2)  1.00       .006     (.006)       1.00        3.24*       .30*     3.24*     .-            .-
  Investor Shares
  Six Months Ended July 31, 1997     1.00       .016     (.016)       1.00        3.17*       .45*     3.17*     .-            13
  Six Months Ended
    January 31, 1997 (1)......       1.00       .015     (.015)       1.00        3.04*       .45*     3.03*     .-             8
  Year Ended July 31,
    1996......................       1.00       .031     (.031)       1.00        3.18        .45      3.09      .-            14
    1995......................       1.00       .032     (.032)       1.00        3.20        .45      2.81      .-             6
    1994 (3)..................       1.00       .011     (.011)       1.00        2.02*       .45*     2.12*     .-            53
  Participant Shares
  Six Months Ended July 31, 1997     1.00       .015     (.015)       1.00        3.00*       .60*     3.00*     .-             1
  Period Ended January 31, 1997 (2)  1.00       .006     (.006)       1.00        2.94*       .60*     2.88*     .-            .-
----------------------------------------------------------------------------------------------------------------------------------

DREYFUS TAX EXEMPT CASH MANAGEMENT
  Institutional Shares
  Six Months Ended July 31, 1997    $1.00      $.017    $(.017)      $1.00        3.45%*      .20%*    3.42%*    .-        $1,341
  Year Ended January 31,
    1997......................       1.00       .033     (.033)       1.00        3.31        .20      3.25      .-         1,646
    1996......................       1.00       .037     (.037)       1.00        3.72        .20      3.64      .-         1,366
    1995......................       1.00       .028     (.028)       1.00        2.83        .20      2.73      .-         1,299
    1994......................       1.00       .023     (.023)       1.00        2.29        .20      2.26     .04%        1,740
    1993......................       1.00       .028     (.028)       1.00        2.83        .20      2.77     .04         1,839
  Administrative Shares
  Six Months Ended July 31, 1997     1.00       .017     (.017)       1.00        3.35*       .30*     3.52*     .-            .-
  Period Ended January 31, 1997 (2)  1.00       .006     (.006)       1.00        3.24*       .30*     3.54*     .-            .-
  Investor Shares
  Six Months Ended July 31, 1997     1.00       .016     (.016)       1.00        3.19*       .45*     3.21*     .-           163
  Year Ended January 31,
    1997......................       1.00       .030     (.030)       1.00        3.05        .45      2.98      .-            44
    1996......................       1.00       .034     (.034)       1.00        3.46        .45      3.39      .-            80
    1995......................       1.00       .025     (.025)       1.00        2.57        .45      2.74      .-            47
    1994 (4)..................       1.00       .001     (.001)       1.00        1.83*       .45*     1.87*     .-            .-
  Participant Shares
  Six Months Ended July 31, 1997     1.00       .015     (.015)       1.00        3.05*       .60*     3.40*     .-            .-
  Period Ended January 31, 1997 (2)  1.00       .006     (.006)       1.00        2.94*       .60*     3.29*     .-            .-
*  Annualized.
(1)    The Fund changed its fiscal year end from July 31 to January 31.
(2)    From November 21, 1996 (commencement of initial offering) to January 31, 1997.
(3)    From January 18, 1994 (commencement of initial offering) to January 31, 1994.
(4)    From January 10, 1994 (commencement of initial offering) to January 31, 1994.
SEE NOTES TO FINANCIAL STATEMENTS.

#
FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)
    Contained below is per share operating performance data for a share of
Common Stock / Beneficial Interest outstanding, as the case may be, for each share class of each Fund indicated, total investment returns, ratios to average net assets and other supplemental data for each period indicated.
This information has been derived from each Fund's financial statements.
                                                        Per Share Data                      Ratios/Supplemental Data
                                         --------------------------------------------  ------------------------------------------

                                                                                                                    Decrease
                                                                                                      Ratio of Net   reflected
                       Net Asset              Dividends   Net Asset            Ratio of  Investment     in expense  Net Assets
                         Value      Net       from Net    Value       Total    Expenses  Income to   ratios  due to   End of
                       Beginning  Investment  Investment   End     Investment  to Average  Average  undertaking by     Period
                       of Period  Income       Income     of Period  Return    Net Assets  Net Assets  the Manager  (in millions)
                                  --------------------------------------------  --------  ---------------------------------------
DREYFUS TREASURY CASH MANAGEMENT
  Institutional Shares
  Six Months Ended July 31, 1997    $1.00      $.026    $(.026)      $1.00        5.28%*      .20%*    5.23%*    .-        $2,677
  Six Months Ended
    January 31, 1997(1).......       1.00       .026     (.026)       1.00        5.20*       .20*     5.14*     .-         2,649
  Year Ended July 31,
    1996......................       1.00       .054     (.054)       1.00        5.51        .20      5.35      .-         2,420
    1995......................       1.00       .052     (.052)       1.00        5.34        .20      5.22      .-         1,951
    1994......................       1.00       .032     (.032)       1.00        3.27        .20      3.18     .01%        1,983
    1993......................       1.00       .031     (.031)       1.00        3.14        .20      3.12     .04         2,407
  Administrative Shares
  Six Months Ended July 31, 1997     1.00       .025     (.025)       1.00        5.18*       .30*     5.13*     .-            .-
  Period Ended January 31, 1997 (2)  1.00       .010     (.010)       1.00        5.07*       .30*     4.25*     .-            .-
  Investor Shares
  Six Months Ended July 31, 1997     1.00       .025     (.025)       1.00        5.04*       .45*     4.98*     .-           460
  Six Months Ended
    January 31, 1997(1).......       1.00       .025     (.025)       1.00        4.96*       .45*     4.89*     .-           330
  Year Ended July 31,
    1996......................       1.00       .051     (.051)       1.00        5.25        .45      5.05      .-           238
    1995......................       1.00       .050     (.050)       1.00        5.08        .45      5.24      .-            39
    1994 (3)..................       1.00       .018     (.018)       1.00        3.22*       .45*     3.33*     .-            21
  Participant Shares
  Six Months Ended July 31, 1997     1.00       .024     (.024)       1.00        4.88*       .60*     4.83*     .-            28
  Period Ended January 31, 1997 (2)  1.00       .009     (.009)       1.00        4.77*       .60*     4.20*     .-            .-
---------------------------------------------------------------------------------------------------------------------------------

DREYFUS TREASURY PRIME CASH MANAGEMENT
  Institutional Shares
  Six Months Ended July 31, 1997    $1.00      $.026    $(.026)      $1.00        5.22%*      .20%*    5.16%*    .-        $2,832
  Period Ended January 31, 1997(4)   1.00       .047     (.047)       1.00        5.16*       .20*     5.05*     .-         3,047
  Year Ended February 28/29,
    1996......................       1.00       .055     (.055)       1.00        5.65        .20      5.53      .-         2,904
    1995......................       1.00       .043     (.043)       1.00        4.39        .20      4.26      .-         3,342
    1994......................       1.00       .030     (.030)       1.00        3.02        .20      2.99     .02%        4,442
    1993......................       1.00       .035     (.035)       1.00        3.55        .20      3.45     .04         5,001
  Administrative Shares
  Six Months Ended July 31, 1997     1.00       .025     (.025)       1.00        5.12*       .30*     5.05*     .-            .-
  Period Ended January 31, 1997 (2)  1.00       .010     (.010)       1.00        4.97*       .30*     4.91*     .-            .-
  Investor Shares
  Six Months Ended July 31, 1997     1.00       .024     (.024)       1.00        4.96*       .45*     4.90*     .-           314
  Period Ended January 31, 1997(4)   1.00       .044     (.044)       1.00        4.88*       .45*     4.80*     .-           358
  Year Ended February 28/29,
    1996......................       1.00       .053     (.053)       1.00        5.39        .45      5.21      .-           256
    1995......................       1.00       .041     (.041)       1.00        4.13        .45      4.26      .-           123
    1994 (5)..................       1.00       .004     (.004)       1.00        2.77*       .45*     2.78*     .-            54
  Participant Shares
  Six Months Ended July 31, 1997     1.00       .024     (.024)       1.00        4.80*       .60*     4.75*     .-            16
  Period Ended January 31, 1997 (2)  1.00       .009     (.009)       1.00        4.66*       .60*     4.70*     .-            .-
*  Annualized.
(1)    The Fund changed its fiscal year end from July 31 to January 31.
(2)    From November 21, 1996 (commencement of initial offering) to January 31, 1997.
(3)    From January 10, 1994 (commencement of initial offering) to July 31, 1994.
(4)    The Fund changed its fiscal year end from February 28/29 to January 31.
(5)    From January 10, 1994 (commencement of initial offering) to February 28, 1994.
SEE NOTES TO FINANCIAL STATEMENTS.

#
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management and Dreyfus New York Municipal Cash Management (each, a "Fund" and collectively, the "Funds") are open-end management investment companies registered under the Investment Company Act of 1940 (the "Act"). Each Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax, and, in the case of Dreyfus New York Municipal Cash Management only, which is exempt from Federal, New York State and New York City income taxes. The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of each Fund's shares, which are sold without a front end sales load. Each Fund offers the following classes of shares: Institutional Shares, Administrative Shares, Investor Shares and Participant Shares. Administrative Shares, Investor Shares and Participant Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.
    It is each Fund's policy to maintain a continuous net asset value per share of $1.00; each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any Fund will be able to maintain a stable net asset value per share of $1.00.
    Each Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (a) Portfolio valuation: Investments are valued at amortized cost, which has been determined by each Fund's Board Members to represent the fair value of such Fund's investments.
    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discount on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.
    Dreyfus New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.
    Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.
    (c) Dividends to shareholders: It is the policy of each Fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of each Fund not to distribute such gain.
    (d) Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

#
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
    The following summarizes each Fund's unused capital loss carryovers available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 1997. The carryover does not include net realized securities losses from November 1, 1996 through January 31, 1997 which are treated, for Federal income tax purposes, as arising in fiscal 1998:

                                                                                     Expiring in fiscal ($000)
                                                             --------------------------------------------------------------
Fund                                                         1999        2001      2002      2003        2004      2005     Total
---                                                           ---         ---       ---       ---         ---       ---       ---
Dreyfus Cash Management.........................             $ 10           -         -      $188           -      $122      $320
Dreyfus Cash Management Plus........................            -           -     $  15      $811       $  40         -      $866
Dreyfus Government Cash Management..................            -           -      $108      $206           -      $526      $840
Dreyfus Municipal Cash Management Plus..............            -           -      $144     $  13      $    6     $  17      $180
Dreyfus New York Municipal Cash Management..........            -       $   1         -    $    4           -    $    3    $    8
Dreyfus Tax Exempt Cash Management..................            -           -         -      $177        $112      $156      $445
Dreyfus Treasury Cash Management....................            -           -         -     $  23        $185      $135      $343
Dreyfus Treasury Prime Cash Management..............            -           -         -    $    7        $116     $  20      $143

    At July 31, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).
NOTE 2-Management Fees and Other Transactions With Affiliates:
    (a) Pursuant to a separate management agreement with the Manager, the management fee of each Fund is computed at the annual rate of .20 of 1% of the value of such Fund's average daily net assets and is payable monthly.
    Unless the Manager gives a Fund's investors at least 90 days notice to the contrary, the Manager, and not the Fund, will be liable for Fund expenses (exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses) other than the following expenses, which will be borne by the Fund: the management fee and, with respect to the Fund's Administrative Shares, Investor Shares and Participant Shares, Rule 12b-1 Service Plan expenses.
    (b) Under each Fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to each Fund's Administrative Shares, Investor Shares and Participant Shares, each Fund (a) reimburses the Distributor for distributing such classes of shares and (b) pays the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and their affiliates (collectively, "Dreyfus") for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .10, .25 and .40 of 1% of the value of the average daily net assets of Administrative Shares, Investor Shares and Participant Shares, respectively. Both the Distributor and Dreyfus may pay one or more Service Agents (a securities dealer, financial institution or other industry professionals) a fee in respect of a Fund's Administrative Shares, Investor Shares and Participant Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Both the Distributor and Dreyfus determine the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under each Plan are payable without regard to actual expenses incurred.
    (c) Each Fund (except for Dreyfus New York Municipal Cash Management) pays its Board members an annual fee of $3,000 and an attendance fee of $500 per meeting. Dreyfus New York Municipal Cash Management pays its Board members an annual fee of $1,000 and an attendance fee of $500 per meeting. These amounts are borne by the Manager as to each Fund pursuant to the undertakings in effect. See Note 2 (a).
NOTE 3-CAPITAL SHARE TRANSACTIONS:
    Each Fund (except for Dreyfus Cash Management Plus, Inc.) is authorized to issue an unlimited number of $.001 par value shares of beneficial interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 15 billion shares of $.001 par value Common Stock.
#



SEMI-ANNUAL
REPORTS FOR
DREYFUS CASH MANAGEMENT
DREYFUS CASH MANAGEMENT PLUS, INC.
DREYFUS GOVERNMENT CASH MANAGEMENT
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
DREYFUS NEW YORK MUNICIPAL
CASH MANAGEMENT
DREYFUS TAX EXEMPT CASH MANAGEMENT
DREYFUS TREASURY CASH MANAGEMENT
DREYFUS TREASURY PRIME CASH MANAGEMENT
JULY 31, 1997
DREYFUS
 [Dreyfus lion runclose logo]